ANNUAL REPORT
October 31, 2001

[GRAPHIC OMITTED]
ACCORN ART, COLUM ART, GRADUATION CAP ART, HAND ART


GALAXY FUNDS
GALAXY MONEY MARKET FUNDS

GALAXY MONEY MARKET FUND

GALAXY GOVERNMENT
MONEY MARKET FUND

GALAXY U.S. TREASURY
MONEY MARKET FUND

GALAXY TAX-EXEMPT
MONEY MARKET FUND

GALAXY CONNECTICUT MUNICIPAL
MONEY MARKET FUND

GALAXY MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

                                                               [GRAPHIC OMITTED]
                                                               GALAXY FUNDS LOGO

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                           THE GALAXY FAMILY OF FUNDS
                                 Privacy Notice

      The Galaxy Family of Funds, comprised of The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II, recognizes and respects the privacy concerns of our customers(1). We provide this notice to you so that you will be aware of the kinds of information we collect and the circumstances under which that information may be disclosed to third parties.

      We collect nonpublic personal information about you from the following sources:

      (BULLET) Information received from you on account applications or other forms;

      (BULLET) Information about your transactions with us, our affiliates, or others;

      (BULLET) Information   received   from  you  in  written,   telephonic  or
               electronic communications with us, our affiliates or others;

      (BULLET) Information received from a consumer reporting agency; and

      (BULLET) Information received from public sources, such as telephone numbers.

      We may disclose all of the information described above that we collect.

      We may disclose nonpublic personal information about you to the following types of third parties affiliated with The Galaxy Family of Funds:

      (BULLET) Financial service providers, such as retail banking, mortgage banking, credit card, brokerage and insurance companies.

      You may prohibit the sharing of nonpublic personal information about you with such affiliated third parties. Simply mail a written request with your name, address and account number(s) to the following address, The Galaxy Funds, P.O. Box 6520, Providence, RI 02940-6520, or call the following toll-free number, 1-877-289-4252. If you make such a request, it will apply to all of your accounts. If you have a joint account, a request by one party will apply to the entire account.

      Your request will not impact existing relationships you may have with Fleet National Bank and its affiliates, such as a Galaxy IRA, Galaxy Access account or Fleet One account.

      We may also disclose nonpublic personal information about you to nonaffiliated third parties if you request or authorize such disclosure, if such disclosure is permitted by law (such as sharing information with companies who maintain or service customer accounts), or if such disclosure is made pursuant to a joint agreement with another company or another financial institution that provides marketing services on our behalf.

      If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

      We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

      In the event that you hold shares of The Galaxy Family of Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

--------------
(1) For purposes of this notice, the terms "customer" or "customers" include individuals who provide nonpublic personal information to The Galaxy Family of Funds, but do not invest in shares of the Funds.

--------------------------------------------------------------------------------

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CHAIRMAN'S MESSAGE

Dear Galaxy Money Market Fund Shareholder:

      Enclosed is the annual report for the Galaxy Money Market Funds for the fiscal year ended October 31, 2001. The report includes a Market Overview that discusses the economic and market conditions that may have affected your investments during this time. The Market Overview is followed by reviews of both the Galaxy Taxable Money Market Funds and the Galaxy Tax-Exempt Money Market Funds that describe how Fleet Investment Advisors Inc. ("FIA") managed the Funds' portfolios in this climate. Financial statements and a list of portfolio holdings for each of the Funds as of October 31, 2001 appear at the end of this report.

      During the 12-month reporting period, new political uncertainties following the terrorist attacks of September 11 added to earlier investor concerns about a possible recession. In this environment, the Federal Reserve Board (the "Fed") cut short-term interest rates sharply, and the yields for money market instruments fell to their lowest levels in several decades. Yields for bonds also declined, along with the prices of stocks. Many near-term market shifts were quite dramatic, particularly at the end of the reporting period.

      Given the economic and political uncertainties that remain, the financial markets may experience even greater changes in months to come. However, as discussed in the Market Overview, FIA believes there are many economic stimuli in place or on the horizon that could lead to significantly stronger growth in 2002 or 2003. If you're investing to pursue longer term goals, it may make sense, therefore, to stick with your long-range portfolio strategy.

      Now, more than ever, portfolio diversification is essential - both by asset class and by sectors within those classes. While money market instruments may add stability to your returns, stocks and bonds are key to any long-term financial program. Because it's usually difficult to identify the precise timing of a recovery, you may find it helpful to use the time-tested strategy of "dollar cost averaging" for your stock and bond investments. Adding the same amount of money to a stock or bond fund at regular intervals can help you buy more shares when prices are low and fewer shares when prices are high. This may significantly enhance your returns over time. Of course, dollar cost averaging does not assure a profit or protect you against a loss in declining markets. Also, because such plans involve continuous investments - regardless of fluctuating share prices - you should consider your financial ability to make purchases through periods of low prices.

      If you have questions about the information in this report, or would like more information on any of the Galaxy Funds, please contact the Galaxy Information Center toll-free at 1-877-289-4252 or visit us at www.galaxyfunds.com. You may also consult your financial advisor.

Sincerely,

/S/ SIGNATURE
Dwight E. Vicks, Jr.
Chairman of the Board of Trustees


[begin sidebar]

MUTUAL FUNDS:

(BULLET) ARE NOT BANK DEPOSITS

(BULLET) ARE NOT FDIC INSURED

(BULLET) ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK

(BULLET) ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE
         PRINCIPAL AMOUNT INVESTED

[End sidebar]

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MARKET OVERVIEW

MONEY MARKET OVERVIEW
BY FLEET INVESTMENT ADVISORS INC.

      A weakening economy drove the Fed to cut the short-term Fed Funds rate by 400 basis points (4.00%) over the 12 months ended October 31, 2001. Thus, the yields for money market instruments and other shorter maturity issues fell sharply. Although investors expected rates to fall, it was often unclear when the rate cuts would occur and how large they would be. On several occasions, the Fed sliced rates between its regularly scheduled meetings.

      By taking advantage of attractive yield opportunities that such uncertainty created, and emphasizing investments with strong credit quality and liquidity, we helped the Galaxy Money Market Funds earn competitive returns for the 12-month reporting period.

FED CUTS RATES TO SPUR GROWTH

      When the reporting period began in November 2000, the annual rate of inflation was 3.40% and three-month Treasury bills were yielding 6.17%. During the third and fourth quarters of 2000, the Gross Domestic Product ("GDP"), which measures the output of U.S. goods and services, grew at annualized rates of 1.30% and 1.90%, respectively. Expecting further sluggishness, the Fed indicated that it would soon start to trim short-term interest rates, which caused yields for money market instruments and other short-term issues to fall.

      GDP growth remained weak in the first and second quarters of 2001, with annualized rates of 1.30% and 0.30%, respectively. Hoping to get the economy back on track, the Fed cut short-term interest rates by a total of 275 basis points during this time. These cuts, and expectations for further rate reductions, trimmed the yield for three-month Treasury bills to 3.56% by the end of June. Even with slower growth, however, the annual rate of inflation stood at 3.30% as the second quarter closed.

      As GDP declined at an estimated annualized rate of 1.10% in the third quarter, the Fed cut short-term rates another 75 basis points. With an additional 50-basis-point cut in October, the yield for three-month Treasury bills stood at 2.01% at the end of the reporting period. As economic weakness slowed the increase in prices, inflation eased to a rate of 2.10%.

OPPORTUNITIES IN MARKET CHANGES

      Besides an ongoing emphasis on high quality investments with strong liquidity, the Galaxy Money Market Funds benefited during the reporting period by shifting from a "laddered" maturity structure to a "barbelled" structure. The barbelled structure allowed us to lock in higher yields as yields fell in anticipation of rate cuts by the Fed.

      When the reporting period started, we were buying issues that matured by the end of 2000. As yields began to rise for securities that matured early in 2001, which typically occurs at the end of a calendar year, we purchased these securities to maximize yield. We further enhanced the Funds' yields with purchases of six-month issues. When the Fed began to cut short-term interest rates in the first months of 2001, and it appeared there would be more cuts to follow, we purchased one-year maturities for the Galaxy Money Market Funds.

      With the slowing economy, credit concerns increased in the second half of the reporting period. Thus, we increased our positions in U.S. government agencies. From May through early September, while preparing for renewed economic growth and a bottoming of interest rates, we focused our attention on shorter maturities. Following the terrorist attacks on September 11, however, further rate cuts were implemented.

      In the Galaxy Tax-Exempt Money Market Funds we also made the most of yield changes at the end of 2000 - while using variable rate issues to manage the Funds' liquidity needs. By adding liquidity prior to the April tax season, we were able to maximize yield opportunities resulting from the usual drop in demand at that time. We further enhanced the Funds' yields during the reporting period by investing in tax-exempt notes when we felt the yields were attractive.

[Begin sidebar]

"A WEAKENING ECONOMY DROVE THE FED TO CUT THE SHORT-TERM FED FUNDS RATE BY 400 BASIS POINTS (4.00%) OVER THE 12 MONTHS ENDED OCTOBER 31, 2001. THUS, THE YIELDS FOR MONEY MARKET INSTRUMENTS AND OTHER SHORTER MATURITY ISSUES FELL SHARPLY."

[End sidebar]
                                        2

--------------------------------------------------------------------------------
PERFORMANCE AT-A-GLANCE As of October 31, 2001




                                                             RETAIL A     RETAIL B       TRUST
                                                              SHARES       SHARES       SHARES

      GALAXY MONEY MARKET FUND
           7-day average yield.............................    2.34%        1.52%        2.51%
           30-day average yield............................    2.49%        1.67%        2.66%

      GALAXY GOVERNMENT MONEY MARKET FUND
           7-day average yield.............................    2.07%         N/A         2.24%
           30-day average yield............................    2.25%         N/A         2.41%

      GALAXY U.S. TREASURY MONEY MARKET FUND
           7-day average yield.............................    2.06%         N/A         2.20%
           30-day average yield............................    2.20%         N/A         2.34%

      GALAXY TAX-EXEMPT MONEY MARKET FUND
           7-day average yield.............................    1.62%         N/A         1.75%
           30-day average yield............................    1.59%         N/A         1.72%

      GALAXY CONNECTICUT MUNICIPAL
      MONEY MARKET FUND
           7-day average yield.............................    1.46%         N/A          N/A
           30-day average yield............................    1.46%         N/A          N/A

      GALAXY MASSACHUSETTS MUNICIPAL
      MONEY MARKET FUND
           7-day average yield.............................    1.62%         N/A          N/A
           30-day average yield............................    1.60%         N/A          N/A


   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENTS IN THE GALAXY MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. YIELDS ARE HISTORICAL AND WILL VARY WITH MARKET PERFORMANCE.

   RETAIL A SHARES ARE CURRENTLY SUBJECT TO A SHAREHOLDER SERVICING FEE OF 0.10% OF AVERAGE DAILY NET ASSETS. RETAIL B SHARES ARE CURRENTLY SUBJECT TO A DISTRIBUTION FEE OF 0.65% OF AVERAGE DAILY NET ASSETS AND A SHAREHOLDER SERVICING FEE OF 0.10% OF AVERAGE DAILY NET ASSETS. (SEE NOTE 3 IN THE NOTES TO FINANCIAL STATEMENTS.)

[Begin sidebar]

"FURTHER RATE CUTS, ALONG WITH A FISCAL STIMULUS PACKAGE FROM CONGRESS, COULD PUT GDP GROWTH IN POSITIVE TERRITORY AGAIN IN THE SECOND HALF OF 2002."

[End sidebar]

FURTHER RATE CUTS POSSIBLE

      Since the start of the reporting period, the Fed has signaled a strong commitment to make whatever interest rate cuts might be necessary to strengthen the economy. Further rate cuts, along with a fiscal stimulus package from Congress, could put GDP growth in positive territory again in the second half of 2002. If economic improvement is gradual, as we expect, inflation should stay under control.

      We plan to maintain the current maturity structures for the Galaxy Taxable Money Market Funds and the Galaxy Tax-Exempt Money Market Funds until it is clear that the economy and interest rates are bottoming. In the meantime, we will continue to enhance the Funds' returns by taking advantage of near-term opportunities that market fluctuations may bring. As always, we will focus on high quality investments with strong liquidity.

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PORTFOLIO REVIEWS

GALAXY TAXABLE MONEY MARKET FUNDS

BY KAREN ARNEIL
PORTFOLIO MANAGER

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KAREN ARNEIL PHOTO

KAREN ARNEIL HAS MANAGED THE GALAXY TAXABLE MONEY MARKET FUNDS AND THE GALAXY TAX-EXEMPT MONEY MARKET FUNDS SINCE SEPTEMBER 1996. SHE HAS MANAGED MONEY MARKET INVESTMENTS SINCE 1993.

      Due to the economic uncertainty during the reporting period, our emphasis on issuers of superior credit quality and securities with strong liquidity in the Galaxy Taxable Money Market Funds - which include the Galaxy Money Market Fund, the Galaxy Government Money Market Fund, and the Galaxy U.S. Treasury Money Market Fund - served the Funds well. By also maximizing yield opportunities resulting from near-term market fluctuations, we helped the Funds enjoy good relative performance for the 12 months ended October 31, 2001.

      During the reporting period, Trust Shares of the Galaxy Money Market Fund had a total return of 4.56% and Retail A Shares of the Fund earned a total return of 4.40%. During the same time, Retail B Shares of the Fund earned a total return of 3.60% before deducting the maximum 5.00% contingent deferred sales charge, and a total return of -1.40% after deducting the 5.00% contingent deferred sales charge.

      For the 12 months ended October 31, 2001, total returns averaged 4.69% and 4.17%, respectively, for trust and retail shares of other taxable money market funds that reported their results to Lipper, Inc. ("Lipper"), a mutual fund performance tracking service.

   Trust Shares of the Galaxy Government Money Market Fund had a total return of 4.47% and Retail A Shares of the Fund had a total return of 4.30% during the reporting period. Trust shares and retail shares of other U.S. government money market funds that reported their performances to Lipper earned average total returns of 4.58% and 4.23%, respectively, over the same time.

   For the 12-month period, Trust Shares of the Galaxy U.S. Treasury Money Market Fund had a total return of 4.31% and Retail A Shares of the Fund earned a total return of 4.16%. By comparison, trust and retail shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper earned average total returns of 4.42% and 4.07%, respectively for the same period.

      On October 31, 2001, the Galaxy Money Market Fund had an average weighted maturity of 54 days, the Galaxy Government Money Market Fund had an average weighted maturity of 47 days, and the Galaxy U.S. Treasury Money Market Fund had an average weighted maturity of 55 days.

ADDING YIELD AS INTEREST RATES FELL

      In the fourth quarter of 2000, we added issues that matured before the end of the year. This enabled us to take advantage of the yield opportunities resulting from typical year-end market pressures. In addition, because we expected short-term interest rates to fall early in 2001, we locked in the higher yields by purchasing longer maturities.

      The Fed began to cut interest rates in early January of 2001. Expecting further rate cuts, we adopted a "barbelled" maturity structure and continued to use longer maturities to lock in yields at higher levels. With tight supplies of high quality commercial paper and signs of economic weak-


GALAXY MONEY
MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         REPURCHASE AGREEMENT & NET
           OTHER ASSETS AND LIABILITIES ....  1%
         CORPORATE NOTES AND BONDS .........  6%
         MUNICIPAL SECURITIES .............. 10%
         U.S. AGENCY OBLIGATIONS ........... 37%
         CERTIFICATES OF DEPOSIT ........... 17%
         COMMERCIAL PAPER .................. 29%


GALAXY MONEY MARKET FUND
7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    Trust      Retail A     Retail B
11/30/2000          6.21         6.04         5.31
12/31/2000          6.19         6.02         5.29
01/31/2001          5.67         5.50         4.77
02/28/2001          5.17         5.01         4.21
03/31/2001          4.78         4.64         3.90
04/30/2001          4.48         4.33         3.60
05/31/2001          3.96         3.81         3.08
06/30/2001          3.68         3.54         2.80
07/31/2001          3.51         3.36         2.48
08/31/2001          3.33         3.17         2.37
09/30/2001          3.06         2.90         2.08
10/31/2001          2.51         2.34         1.52

GALAXY GOVERNMENT MONEY MARKET FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         FEDERAL HOME LOAN BANK ............ 20%
         FEDERAL FARM CREDIT BANK ..........  7%
         FEDERAL NATIONAL MORTGAGE
           ASSOCIATION ..................... 25%
         REPURCHASE AGREEMENTS & NET
           OTHER ASSETS AND LIABILITIES .... 22%
         FEDERAL HOME LOAN MORTGAGE
           CORPORATION ..................... 26%

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

ness that raised credit concerns, we increased investments in issues of U.S. government agencies in the Galaxy Money Market Fund. This same strategy served us well throughout the rest of the reporting period. Because the yield curve had become relatively flat, we emphasized Treasuries with less than six months to maturity in the Galaxy U.S. Treasury Money Market Fund and took advantage of the higher yields that cash management bills offered.

      In the second half of the reporting period - with continued concerns about credit quality and relatively narrow spreads between the yields for commercial paper and yields for issues of U.S. government agencies - we continued to purchase U.S. agency issues for the Galaxy Money Market Fund. During this time, we also found attractive opportunities in U.S. Treasury cash management bills and their replacement, the new four-week Treasury bill.

   From May through early September, we concentrated purchases on issues with maturities of one to three months. Besides feeling that prices for the shorter term issues were more attractive than those for longer maturities, we felt these investments could provide added flexibility if earlier rate cuts revived the economy and yields began to rise. After the terrorist attacks of September 11 prompted further rate declines, we increased investments in longer term issues to lock in higher yields.

      Throughout the period, we purchased floating rate securities. These issues, whose interest rates reset at specified intervals, had levels that were quite attractive versus those for similar fixed rate instruments. In the Galaxy Money Market Fund, we also bought taxable municipal paper with high credit ratings, which offered additional yield.

PREPARING FOR FURTHER RATE CUTS

      Believing that additional rate cuts by the Fed will eventually rekindle economic growth, we plan to remain focused on issues with maturities of six months or less. With investors still concerned about credit quality, we also expect to continue emphasizing agencies over commercial paper.

      Where possible, we plan to take advantage of opportunities to enhance yield with floating rate issues and four-week Treasury bills. As we did late in 2000, we will probably soon add issues that mature in the final months of 2001 so we can make the most of any uptick in yields that may be available at the end of the year.

GALAXY GOVERNMENT
MONEY MARKET FUND

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

7-DAY AVERAGE YIELD (%)

                  Trust   Retail A
11/30/2000        6.08      5.90
12/31/2000        5.99      5.82
01/31/2001        5.71      5.54
02/28/2001        5.22      5.05
03/31/2001        4.69      4.54
04/30/2001        4.31      4.14
05/31/2001        3.84      3.68
06/30/2001        3.68      3.51
07/31/2001        3.42      3.25
08/31/2001        3.26      3.09
09/30/2001        3.01      2.84
10/31/2001        2.24      2.07


GALAXY U.S. TREASURY
MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         FEDERAL FARM CREDIT BANK &
           NET OTHER ASSETS AND LIABILITIES   5%
         U.S. TREASURY NOTES ............... 24%
         U.S. TREASURY BILLS ............... 45%
         FEDERAL HOME LOAN BANK ............ 26%



GALAXY U.S. TREASURY MONEY MARKET FUND
7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   Trust       Retail A
11/30/2000         5.89          5.73
12/31/2000         5.72          5.58
01/31/2001         5.43          5.28
02/28/2001         5.05          4.91
03/31/2001         4.62          4.49
04/30/2001         4.20          4.07
05/31/2001         3.77          3.63
06/30/2001         3.43          3.29
07/31/2001         3.20          3.07
08/31/2001         3.11          2.98
09/30/2001         2.75          2.61
10/31/2001         2.20          2.06

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

GALAXY TAX-EXEMPT MONEY MARKET FUNDS

BY KAREN ARNEIL
PORTFOLIO MANAGER

      The yields for tax-exempt money market securities are closely tied to the balance between supply and demand for these issues, as well as to changes in short-term interest rates. By making the most of shifts that occurred in this balance during the reporting period, we helped deliver competitive returns for the Galaxy Tax-Exempt Money Market Funds - which include the Galaxy Tax-Exempt Money Market Fund, the Galaxy Connecticut Municipal Money Market Fund and the Galaxy Massachusetts Municipal Money Market Fund.

      For the 12-month reporting period ended October 31, 2001, Trust and Retail A Shares of the Galaxy Tax-Exempt Money Market Fund had total returns of 2.77% and 2.63%, respectively. Over the same time, trust and retail shares of other tax-exempt money market funds reporting their performances to Lipper earned average total returns of 2.95% and 2.64%, respectively.

   During the period, Retail A Shares of the Galaxy Connecticut Municipal Money Market Fund had a total return of 2.39%, versus an average total return of 2.37% for the retail shares of other Connecticut tax-exempt money market funds tracked by Lipper. Retail A Shares of the Galaxy Massachusetts Municipal Money Market Fund had a total return of 2.59%, versus an average total return of 2.58% for the retail shares of other Massachusetts tax-exempt money market funds reporting their performances to Lipper.

      As of October 31, 2001, the average weighted maturity of the Tax-Exempt Money Market Fund was 50 days, and the average weighted maturities of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds were 54 days and 55 days, respectively.

MAXIMIZING CHANGES IN DEMAND

      To provide liquidity for potential share redemptions that generally occur at year's end, we maintained our emphasis on variable rate instruments in the Galaxy Tax-Exempt Money Market Funds during the final months of 2000. As usual, short-term tax-exempt securities experienced a year-end decline in demand, which put upward pressure on yields. Expecting the increased demand, reduced supply and lower yields that typically follow in January, we bought investments that matured in February for the Galaxy Tax-Exempt Money Market Funds to maximize the Funds' yields. This proved a particularly prudent strategy, as the increase in demand for short-term tax-exempt issues was unexpectedly strong in January of 2001, driving the yields for these issues to historic lows.

GALAXY TAX-EXEMPT MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PACIFIC .............................  4%
       OTHER TERRITORY, CASH EQUIVALENTS &
          NET OTHER ASSETS AND LIABILITIES .  3%
       NORTH CENTRAL ....................... 11%
       SOUTH ............................... 50%
       MOUNTAIN ............................ 12%
       EAST ................................ 20%


GALAXY TAX-EXEMPT
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    Trust      Retail A
11/30/2000          3.71         3.58
12/31/2000          4.14         4.03
01/31/2001          4.09         3.98
02/28/2001          3.03         2.90
03/31/2001          3.11         2.98
04/30/2001          3.66         3.53
05/31/2001          2.78         2.65
06/30/2001          2.61         2.47
07/31/2001          2.32         2.19
08/31/2001          1.97         1.84
09/30/2001          1.94         1.81
10/31/2001          1.75         1.62


GALAXY CONNECTICUT MUNICIPAL
MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Retail A
11/30/2000          3.45
12/31/2000          3.86
01/31/2001          3.63
02/28/2001          2.63
03/31/2001          2.82
04/30/2001          3.31
05/31/2001          2.31
06/30/2001          2.10
07/31/2001          1.87
08/31/2001          1.53
09/30/2001          1.64
10/31/2001          1.46

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS

      We increased liquidity again in preparation for the April tax season, when people tend to liquidate their money market investments to pay their tax bills. Besides helping us meet shareholder redemptions, the added liquidity allowed us to buy tax-exempt notes as their yields rose due to the temporary decline in the demand for these issues. Following the September 11 terrorist attacks, short-term tax-exempt instruments were very attractive versus their taxable counterparts. This continued through the end of the fiscal year.

      Throughout the reporting period, we found attractive investments in tax-exempt notes. As always, we focused on instruments with strong credit quality - concentrating on general obligation securities when buying tax-exempt notes.

LOOKING AHEAD

      The end of 2001 should bring another seasonal shift in the demand for short-term tax-exempt securities that would provide opportunities to enhance yield. As at the end of 2000, we will probably soon begin to buy investments that mature in February of 2002 to keep yields for the Funds as strong as possible. We will also begin to prepare the Funds for potential year-end redemptions.

GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        PACIFIC ............................  3%
        EAST ...............................  4%
        OTHER TERRITORY ....................  8%
        SOUTH .............................. 10%
        MOUNTAIN, NORTH CENTRAL,
          CASH EQUIVALENT & NET
          OTHER ASSETS AND LIABILITIES .....  1%
        CONNECTICUT ........................ 74%



GALAXY MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     MOUNTAIN, OTHER TERRITORIES,
        CASH EQUIVALENTS &
        NET OTHER ASSETS AND LIABILITIES ...  3%
     NORTH CENTRAL .........................  2%
     SOUTH .................................  7%
     MASSACHUSETTS ......................... 88%



GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

7-DAY AVERAGE YIELD (%)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Retail A
11/30/2000          3.54
12/31/2000          3.91
01/31/2001          3.75
02/28/2001          2.84
03/31/2001          2.91
04/30/2001          3.50
05/31/2001          2.62
06/30/2001          2.41
07/31/2001          2.22
08/31/2001          1.82
09/30/2001          1.83
10/31/2001          1.62


------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY WITH MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND EXCLUDE THE DEDUCTION OF ANY CONTINGENT DEFERRED SALES CHARGE UNLESS OTHERWISE INDICATED. TOTAL RETURN FIGURES IN THIS REPORT FOR RETAIL B SHARES OF THE MONEY MARKET FUND HAVE BEEN RESTATED TO REFLECT THE SCHEDULE OF CONTINGENT DEFERRED SALES CHARGES PAYABLE ON REDEMPTIONS OF RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001. RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 (I) ARE SUBJECT TO A 5.00% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE, DECREASING TO 4.00%, 4.00%, 4.00%, 3.00%, 2.00% AND 1.00% FOR REDEMPTIONS MADE DURING THE SECOND THROUGH SEVENTH YEARS, RESPECTIVELY, AND (II) AUTOMATICALLY CONVERT TO RETAIL A SHARES AFTER EIGHT YEARS. RETAIL B SHARES OF THE MONEY MARKET FUND PURCHASED PRIOR TO JANUARY 1, 2001 (I) ARE SUBJECT TO A 5.00% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE, DECREASING TO 4.00%, 3.00%, 3.00%, 2.00% AND 1.00% FOR REDEMPTIONS MADE DURING THE SECOND THROUGH SIXTH YEARS, RESPECTIVELY, AND (II) AUTOMATICALLY CONVERT TO RETAIL A SHARES AFTER SIX YEARS. RETAIL B SHARES OF THE MONEY MARKET FUND ISSUED IN CONNECTION WITH THE PILLAR FUNDS REORGANIZATION ("PILLAR RETAIL B SHARES") (I) ARE SUBJECT TO A 5.50% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASING THE PILLAR FUND CLASS B SHARES HELD PRIOR TO THE REORGANIZATION, DECREASING TO 5.00%, 4.00%, 3.00%, 2.00% AND 1.00% FOR REDEMPTIONS MADE DURING THE SECOND THROUGH SIXTH YEARS, RESPECTIVELY, AND (II) AUTOMATICALLY CONVERT TO RETAIL A SHARES EIGHT YEARS AFTER PURCHASING THE PILLAR FUND CLASS B SHARES HELD PRIOR TO THE REORGANIZATION. TOTAL RETURNS FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 AND FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THE TOTAL RETURNS FOR RETAIL B SHARES SHOWN. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES

AUTOMATIC INVESTMENT PROGRAM

The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings, or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION

A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while you pursue your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of most shareholders.

EXCHANGE PRIVILEGES

As your investment needs change, you can conveniently exchange your shares in one Fund for shares in another Fund within the same share class. Please see the Funds' prospectuses for details on this service.

CONSOLIDATED STATEMENTS

If you hold your shares directly with the Galaxy Funds, you will receive a consolidated statement from Galaxy on a quarterly basis. If your shares are held in a brokerage account, your Galaxy Funds will appear on your brokerage statement.

YOUR FINANCIAL ADVISOR

Your financial advisor can discuss the Galaxy Funds with you and how they may help you to achieve your financial goals. Please see your financial advisor if you have any questions about this report or about your account.

24-HOUR ACCESS TO ACCOUNT INFORMATION

24 hours a day, seven days a week, our toll-free telephone lines offer round-the-clock access to Fund information and services. Call toll-free 1-877-289-4252 for information on initial purchases and current performance.

----------------------------------------
CERTAIN SHAREHOLDER SERVICES MAY NOT BE AVAILABLE TO TRUST SHARE INVESTORS. PLEASE CONSULT YOUR FUND PROSPECTUS. SHARES OF THE FUNDS ARE DISTRIBUTED THROUGH PFPC DISTRIBUTORS, INC., MEMBER NASD AND SIPC.


[Begin sidebar]

"A WELL-BALANCED ASSET ALLOCATION PLAN MAY HELP TO CONTROL YOUR RISK WHILE YOU PURSUE YOUR GOALS."

[End sidebar]

--------------------------------------------------------------------------------
MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

         PAR VALUE                                              VALUE
         ---------                                              -----
U.S. AGENCY OBLIGATIONS - 37.43%

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.57%

  $115,000,000    3.45%, 11/01/01 (A) .................  $   115,000,000
    36,000,000    3.34%, 11/08/01 (A) .................       35,976,340
    35,000,000    2.10%, 11/09/01 (A) .................       34,983,667
    60,000,000    6.50%, 11/14/01, MTN ................       60,049,763
    50,000,000    6.44%, 11/21/01, MTN ................       50,073,962
    49,000,000    2.23%, 12/10/01 (A) .................       48,881,625
   100,000,000    2.30%, 12/10/01 (A) .................        99,74,581
    50,000,000    2.31%, 01/03/02 (A) .................       49,797,875
   125,000,000    2.33%, 01/03/02 (A) .................      124,490,312
    40,000,000    2.21%, 01/10/02 (A) .................       39,825,779
   100,000,000    3.58%, 01/10/02 (A) .................       99,303,889
   100,000,000    2.13%, 01/24/02 (A) .................       99,503,000
    90,000,000    3.30%, 02/21/02 (A) .................       89,077,400
    11,000,000    3.60%, 03/18/02 (A) .................       10,849,300
    25,000,000    2.17%, 04/11/02 (A) .................       24,756,263
    50,000,000    2.17%, 04/18/02 (A) .................       49,493,667
    80,000,000    6.38%, 10/15/02 .....................       82,949,415
                                                         ---------------
                                                           1,114,759,838
                                                         ---------------
                  FEDERAL HOME LOAN BANK - 10.00%

    75,000,000    2.37%, 11/02/01 (A) .................       74,995,063
    74,282,000    3.46%, 11/07/01 (A) .................       74,239,164
    50,000,000    2.29%, 12/14/01 (A) .................       49,863,236
    75,000,000    2.21%, 01/18/02 (A) .................       74,640,875
   110,710,000    6.75%, 02/01/02 .....................      111,152,435
    30,000,000    3.30%, 02/15/02 (A) .................       29,708,500
    25,000,000    2.33%, 03/20/02 (A) .................       24,775,090
    19,180,000    5.25%, 04/25/02 .....................       19,328,224
    36,000,000    3.70%, 08/28/02 .....................       36,000,000
    75,000,000    2.50%, 11/01/02 .....................       75,000,000
                                                         ---------------
                                                             569,702,587
                                                         ---------------
                  FEDERAL HOME LOAN MORTGAGE ASSOCIATION (A) - 7.86%

     28,164,00    2.39%, 11/13/01 .....................       28,141,563
   100,000,000    2.31%, 12/04/01 .....................       99,788,250
   150,000,000    3.66%, 12/06/01 .....................      149,466,250
    50,000,000    2.24%, 12/10/01 .....................       49,878,666
    21,600,000    2.24%, 12/11/01 .....................       21,545,279
   100,000,000    2.16%, 04/25/02 .....................       98,950,000
                                                         ---------------
                                                             447,770,008
                                                         ---------------
                  TOTAL U.S. AGENCY OBLIGATIONS .......    2,132,232,433
                                                         ---------------
                  (Cost $2,132,232,433)

COMMERCIAL PAPER (A) - 29.16%

                  FINANCE - 21.65%

    25,000,000    ABB Treasury Center USA, Inc.
                  2.50%, 11/08/01 (C) .................       24,987,847
    50,000,000    American Express Credit Corp.
                  2.48%, 11/09/01 .....................       49,972,444


         PAR VALUE                                              VALUE
         ---------                                              -----

                  FINANCE (CONTINUED)

$   90,000,000    American Express Credit Corp.
                  2.46%, 11/19/01 .....................  $    89,889,300
    40,000,000    BMW U.S. Capital Corp.
                  2.50%, 11/29/01 .....................       39,922,222
    60,000,000    BMW U.S. Capital Corp.
                  2.46%, 12/21/01 .....................       59,795,000
   200,000,000    BP AmocoCapital Plc
                  2.64%, 11/01/01 .....................      200,000,000
    65,000,000    CDC Commercial Paper Corp.
                  2.47%, 11/02/01 (E) .................       64,995,540
    80,000,000    CDC Commercial Paper Corp.
                  2.44%, 11/13/01 (E) .................       79,934,933
    30,000,000    Citicorp
                  2.48%, 11/07/01 .....................       29,987,600
    50,000,000    Credit uisse First Boston N.Y.
                  2.45%, 11/15/01 .....................       49,952,458
    50,000,000    General Electric Capital Corp.
                  3.22%, 12/10/01 .....................       49,825,583
    50,000,000    General Electric Capital Corp.
                  2.45%, 12/28/01 .....................       49,806,042
    95,000,000    General Electric Capital Corp.
                  2.28%, 01/24/02 .....................       94,494,600
    50,000,000    Morgan (J.P.) Chase & Co.
                  2.21%, 12/14/01 .....................       49,868,014
   200,000,000    UBS Finance (DE) LLC
                  2.65%, 11/01/01 .....................      200,000,000
    50,000,000    Unilever Capital Corp.
                  2.33%, 12/12/01 (E) .................       49,867,319
    50,000,000    Verizon Global Funding Corp.
                  3.1%, 11/16/01 (E) ..................       49,928,958
                                                         ---------------
                                                           1,233,227,860
                                                         ---------------
                  CONSUMER STAPLES - 4.45%

    24,200,000    Coca Cola Co.
                  2.22%, 12/11/01 .....................       24,140,307
    30,000,000    Merck & Co., Inc.
                  2.48%, 11/09/01 .....................       29,983,467
   100,000,000    Merck & Co., Inc.
                  2.32%, 12/13/01 .....................       99,729,334
    50,000,000    Pfizer, Inc.
                  2.47%, 11/30/01 (E) .................       49,900,514
    50,000,000    Pfizer, Inc.
                  2.40%, 12/20/01 (E) .................       49,836,667
                                                         ---------------
                                                             253,590,289
                                                         ---------------
                  ENERGY - 1.75%

    50,000,000    Texaco, Inc.
                  2.36%, 11/28/01 .....................       49,911,500
    50,000,000    Texaco, Inc.
                  2.22%, 12/20/01 .....................       49,848,917
                                                         ---------------
                                                              99,760,417
                                                         ---------------
UTILITIES - 0.87%

    50,000,000    SBC Communications, Inc.
                  2.40%, 12/18/01 (E) .................       49,843,333
                                                         ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001


         PAR VALUE                                              VALUE
         ---------                                              -----

                  INDUSTRIAL - 0.44%

$   25,000,000    Minnesota Mining & Manufacturing Co.
                  2.70%, 12/19/01 .....................  $    24,910,000
                                                         ---------------
                  TOTAL COMMERCIAL PAPER                   1,661,331,899
                                                         ---------------
                  (Cost $1,661,331,899)

CERTIFICATES OF DEPOSIT - 16.50%

    50,000,000    Bank of  Montreal, hicago
                  5.05%, 02/11/02 .....................       50,000,000
    50,000,000    Barclays Bank
                  5.21%, 01/09/02 .....................       50,000,000
    50,000,000    Barclays Bank
                  5.21%, 02/20/02 .....................       50,000,000
    75,000,000    Lloyds TSB Bank Plc, Yankee
                  2.42%, 04/02/02 .....................       75,037,100
     5,000,000    National City Bank of Indiana
                  6.65%, 11/13/01 .....................        5,000,000
   200,000,000    National City Bank
                  2.35%, 09/24/02 (B) .................      200,000,000
    50,000,000    National Westminster Bank Plc
                  5.27%, 01/14/02 .....................       49,999,025
    50,000,000    National Westminster Bank Plc
                  4.95%, 02/05/02 .....................       50,000,000
    50,000,000    Raboban Nederland NV, Yankee
                  5.20%, 01/11/02 .....................       49,999,531
    50,000,000    Royal Bank of Canada, Yankee
                  5.20%, 01/09/02 .....................       50,000,000
    35,000,000    Royal Bank of Canada, Yankee
                  5.07%, 02/13/02 .....................       34,990,250
    75,000,000    State Street Bank & Trust Co.
                  3.45%, 11/16/01 .....................        75,00,000
    50,000,000    State Street Bank & Trust Co.
                  2.38%, 12/04/01 .....................       50,000,000
    50,000,000    State Street Bank & Trust Co.
                  2.32%, 12/17/01 .....................       50,000,000
    50,000,000    Toronto Dominion Bank, Yankee
                  5.38%, 01/16/02 .....................       50,001,002
    50,000,000    Toronto Dominion Bank, Ynkee
                   4.62%, 04/19/02 ....................       49,982,077
                                                         ---------------
                  TOTAL CERTIFICATES OF DEPOSIT .......      940,008,985
                                                         ---------------
                  (Cost $940,008,985)

MUNICIPAL SECURITIES - 10.09%

                  ARKANSAS - 0.05%

     3,000,000    Union County
                  IDR Del-Tin Fiber L.l.C. Project
                  2.45%, 10/01/27 (F)
                  LOC: Bank One, N.A. .................         3,00,000
                                                         ---------------
                  CALIFORNIA - 2.14%

    63,400,000    California HFA, Series K
                  2.45%, 08/01/31 (F)
                  Insured: FSA
                  SPA: Westdeutsche Landesbank GZ
                  SPA: Bayerische Landesbank GZ
                  SPA: California State Teachers'
                  Retirement System ...................       63,400,000



         PAR VALUE                                              VALUE
         ---------                                              -----

                  CALIFORNIA (CONTINUED)

$   18,205,000    California HFA
                  Home Mortgage Revenue, Series M
                  2.45%, 08/01/19 (F)
                  Insured: MBIA
                  SPA: Bank of America NT & SA ........  $    18,205,000
    18,530,000    California HFA
                  Home Mortgage Revenue, Series M
                  2.45%, 08/01/23 (F)
                  Insured: MBIA
                  SPA: Bank of America NT & S .........       18,530,000
    21,600,000    Oakland-Alameda County
                  Coliseum Authority Lease Revenue
                  Coliseum Project, Series D
                  2.45%, 02/01/11 (F)
                  LOC: First Union National Bank ......       21,600,000
                                                         ---------------
                                                             121,735,000
                                                         ---------------
                  FLORIDA - 2.28%

    51,485,000    Dade County, Expressway Authority
                  2.55%, 07/01/19 (F)
                  Insured: FGIC
                  SPA: FGIC SPI .......................       51,485,000
    33,500,000    Florida HFA
                  2.50%, 01/01/34 (F)
                  Insured: MBIA
                  SPA: Westdeutsche Landesbank GZ .....       33,500,000
    10,900,000    Florida HFC
                  Affordable Housing Project, Series A
                  2.50%, 01/01/44 (F)
                  Insured MBIA
                  SPA: Westdeutsche Landesbank GZ .....       10,900,000
    33,700,000    Florida HFC, Series A
                  2.50%, 01/01/45 (F)
                  Insured: AMBAC
                  SPA: Westdeutsche Landesbank GZ .....       33,700,000

                                                         ---------------
                                                             129,585,000
                                                         ---------------
                  GEORGIA - 0.35%

    20,050,000    De Kalb County Development Authority
                  Revnue, Emory University, Series B
                  2.50%, 11/01/25 .....................       20,050,000
                                                         ---------------
                  KANSAS - 0.13%

     7,500,000    Olathe, IDR, Multi-Modal, Series B
                  2.55%, 03/01/27 (F)
                  LOC: Deutsche Bank AG ...............        7,500,000
                                                         ---------------
                  LOUISIANA - 1.29%

    73,720,000    New Orleans Pension Revenue
                  2.55%, 09/01/30(F)
                  LOC: AMBAC
                  SPA: Bank One Louisiana .............       73,720,000
                                                         ---------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001


         PAR VALUE                                              VALUE
         ---------                                              -----

                  MAINE - 1.40%

$    80,000,000   Portland, GO, Pension Bonds
                  2.50%, 06/01/26 (F)
                  SPA: Landesbank Hessen-Thuringen GZ .  $    80,000,000
                                                         ---------------
                  MARYLAND - 0.23%

    11,000,000    Baltimore Community
                  Development Financing Corp.
                  2.50%, 08/15/30 (F)
                  Insured: MBIA
                  SPA: First Union National Bank ......       11,000,000
     2,255,000    Maryland State
                  Health & Higher Education Authority
                  Charlestown Project, Series B
                  2.55%, 01/01/28 (F)
                  LOC: First Union National Bank ......        2,255,000
                                                         ---------------
                                                              13,255,000
                                                         ---------------
                  NEW YORK - 2.22%

    12,795,000    New York City, Series 1993-B, GO
                  3.67%, 11/08/01
                  Insured: FGIC .......................       12,795,000
    63,370,000    New York City, Series 1994-H, GO
                  3.67%, 11/08/01
                  Insured: FGIC .......................       63,370,000
    50,000,000    New York City, Transitional Finance
                  Authority, BAN, Series 2
                  4.00%, 11/30/01 .....................       50,010,907

                                                         ---------------
                                                             126,175,907
                                                         ---------------
                  TOTAL MUNICIPAL SECURITIES ..........      575,020,907
                                                         ---------------
                  (Cost $575,020,907)

CORPORATE NOTES AND BONDS - 6.42%

                  FINANCE - 4.66%

    19,500,000    Associates Corp. of North America
                  2.64%, 01/03/02 (B)(D) ..............       19,501,678
    50,000,000    Associates Corp. of North America
                  3.72%, 02/04/02 (B)(D) ..............        50,03,484
    37,500,000    Associates Corp. of North America
                  3.63%, 02/22/02 (B) .................       37,518,700
    33,350,000    Associates Corp. of North America
                  Senior Note
                  3.68%, 05/17/02 (B) .................       33,383,539
    25,000,000    Norwest Financial, Inc.
                  6.38%, 11/15/01 .....................       25,013,197
    50,000,000    Toyota Motor Credit Corp., MTN
                  2.53%, 04/04/02 (B) .................       50,000,000
    50,000,000    Toyota Motor Credit Corp., MTN
                  2.51%, 05/08/02 (B) .................       50,000,000

                                                         ---------------
                                                             265,430,598
                                                         ---------------

         PAR VALUE                                              VALUE
         ---------                                              -----

                  BANKING - 1.76%

$   50,000,000    American Express Centurion, Bank Note
                  2.44%, 1120/01 (B) ..................  $    50,000,000
    50,000,000    Comerica Bank, Bank Note
                  2.50%, 11/14/01 (B) .................       49,999,826
                                                         ---------------
                                                              99,999,826
                                                         ---------------
                  TOTAL CORPORATE NOTES AND BONDS .....      365,430,424
                                                         ---------------
                  (Cost $365,430,424)

REPURCHASE AGREEMENT - 1.34%

    76,336,000    Repurchase Agreement with:
                  J.P.Morgan
                  2.57%, Due 11/01/2001, dated 10/31/2001
                  Repurchase Price $76,341,450
                  (Collateralized by U.S. Treasury Bills
                  and Notes, 4.25% - 7.50%,
                  Due 01/24/2002 - 02/15/2004;
                  Total Par $74,835,553
                  Market Value $77,863,500) ...........       76,336,000
                                                         ---------------
                  TOTAL REPURCHAE AGREEMENT ...........       76,336,000
                                                         ---------------
                  (Cost $76,336,000)

TOTAL INVESTMENTS - 100.94% ...........................    5,750,360,648
                                                         ---------------
(Cost $5,750,360,648)*
NET OTHER ASSETS AND LIABILITIES - (0.94)% ............      (53,322,936)
                                                         ---------------
NET ASSETS - 100.00% ..................................  $ 5,697,037,712
                                                         ===============
-------------------------------

*   Aggregate cost for federal tax purposes.
(A) Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 2001.
(C) Security exempt from registration under section 4(2) of the Securities Act of 1933, as amended. This security may only be resold in exempt transactions to qualified buyers. At October 31, 2001, this security amounted to $24,987,847 or 0.44% of net assets.
(D) Securities exempt from registration pursuant to Rule 144A under the Securiies Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified institutional buyers. At October 31, 2001, these securities amounted to $69,515,162 or 1.22% of net assets.
(E) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. At October 31, 2001, these securities amounted to $394,307,264 or 6.92% of net assets.
(F) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. The interest rate shown reflects the rate in effect at October 31, 2001.

AMBAC    American Municipal Bond Assurance Corp.
BAN      Bond Anticipation Notes
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
FSA      Financial Security Assurance Co.
GO       General Obligation
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MTN      Medium Term Note
SPA      Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

Government Money Market Fund

Portfolio of Investments
October 31, 2001

         PAR VALUE                                              VALUE
         ---------                                              -----

U.S. AGENCY OBLIGATIONS - 78.11%

                  FEDERAL HOME LOAN MORTGAGE CORPORATION - 26.44%

$   20,400,000    2.45%, 11/06/01 (A) .................  $    20,393,058
    65,000,000    2.53%, 11/13/01 (A) .................       64,945,150
    35,000,000    2.31%, 12/04/01 (A) .................       34,925,887
    22,300,000    2.23%, 12/11/01 (A) .................       22,244,746
    35,000,000    2.20%, 12/18/01 (A) .................       34,899,472
    30,000,000    2.33%, 01/03/02 (A) .................       29,877,675
    30,000,000    4.67%, 01/01/02 (A) .................       29,645,858
    10,500,000    5.50%, 05/15/02 .....................       10,603,464
                                                         ---------------
                                                             247,535,310
                                                         ---------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.45%

    25,000,000    2.10%, 11/09/01 (A) .................       24,988,333
    10,000,000    6.50%, 11/14/01, MTN ................       10,009,925
    40,000,000    6.41%, 11/27/01, MTN ................       40,076,287
    20,000,000    2.33%, 12/14/01 (A) .................       19,944,338
    13,429,000    2.31%, 01/03/02 (A) .................       13,374,713
    20,000,000    6.63%, 01/15/02 .....................       20,062,087
    25,000,000    2.13%, 01/24/02 (A) .................       24,875,750
    24,695,000    5.38%, 03/15/02 .....................       24,825,632
    15,000,000    2.45%, 07/05/02,MTN (B) .............       15,000,000
    15,000,000    2.31%, 07/23/02, MTN (B) ............       14,996,792
    20,000,000    6.38%, 10/15/02 .....................       20,737,354
                                                         ---------------
                                                             228,891,211
                                                         ---------------
                  FEDERAL HOME LOAN BANK - 20.28%

    40,000,000    2.37%, 11/02/01 (A) .................       39,997,367
    40,000,000    2.29%, 12/14/01 (A) .................       39,890,589
    20,000,000    2.47%, 02/01/02 (B) .................       19,999,015
    20,000,000    6.75%, 02/01/02 .....................       20,083,571
    20,000,000    2.33%, 03/20/02 (A) .................       19,820,072
    30,000,000    2.44%, 08/09/02 (B) .................       29,994,822
    20,000,000    2.50%, 11/01/02 .....................       20,000,000
                                                         ---------------
                                                             189,785,436
                                                         ---------------

         PAR VALUE                                              VALUE
         ---------                                              -----

                  FEDERAL FARM CREDIT BANK (B) - 6.94%

$   30,000,000    2.18%, 01/30/02 .....................  $    29,998,549
    20,000,000    2.37%, 06/11/02 .....................       20,000,000
    15,000,000    2.39%, 08/15/02 .....................       14,997,651
                                                         ---------------
                                                              64,996,200
                                                         ---------------
                  TOTAL U.S. AGENCY OBLIGATIONS .......      731,208,157
                                                         ---------------
                  (Cost $731,208,157)

REPURCHASE AGREEMENTS - 23.8%

   100,000,000    Repurchase Agreement with:
                  Goldman Sachs & Co.
                  2.57%, Due 11/01/2001, dated 10/31/2001
                  Repurchase Price $100,007,139
                  (Collateralized by U.S. Treasury Bill,
                  zero coupon
                  Due 04/25/2002;
                  Total Par $102,978,000
                  Market Value $102,000,842)...........      100,000,000
  123,644,000     Repurchase Agreement with:
                  Greenwich Capital Markets
                  2.58%, Due 11/01/2001, dated 10/31/2001
                  Repurchase Price $123,652,861
                  (Collateralized by U.S. Treasury Notes,
                  4.75% - 7.50%
                  Due 11/15/2001 - 08/15/2011;
                  Total Par $119,521,937
                  Market Value $126,117,189) ..........      123,644,000
                                                         ---------------
TOTAL REPURCHASE AGREEMENTS ...........................      223,644,000
                                                         ---------------
(Cost $223,644,000)
TOTAL INVESTMENTS - 102.00% ...........................      954,852,157
                                                         ---------------
(Cost $954,852,157)*
NET OTHER ASSETS AND LIABILITIES - (2.00)% ............      (18,756,864)
                                                         ---------------
NET ASSET - 100.00% ...................................  $   936,095,293
                                                         ===============

-----------------------
*   Aggregate cost for federal tax purposes.
(A) Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 2001.

MTN      Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

U.S. Treasury Money Market Fund

Portfolio of Investments
October 31, 2001

         PAR VALUE                                              VALUE
         ---------                                              -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.76%

                  U.S. TREASURY BILLS (A) - 4.06%

$   50,000,000    3.37%, 11/08/01 .....................  $    49,966,847
    40,000,000    3.30%, 11/15/01 .....................       39,948,044
    25,000,000    3.25%, 11/23/01 .....................       24,949,736
    40,000,000    3.45%, 11/23/01 .....................       39,918,233
   100,000,000    3.24%, 11/29/01 .....................       99,744,889
    50,000,000    2.20%, 12/06/01 .....................       49,893,056
    50,000,000    3.46%, 12/13/01 .....................       49,797,291
   125,000,000    2.35%, 12/20/01 .....................      124,591,665
    50,000,000    3.41%, 12/20/01 .....................       49,763,166
    75,000,000    2.29%, 12/27/01 .....................       74,729,917
    75,000,000    3.36%, 01/10/02 .....................       74,676,979
    50,000,000    3.42%, 01/17/02 .....................       49,634,250
    75,000,000    2.01%, 01/24/02 .....................       74,648,252
                                                         ---------------
                                                             802,262,325
                                                         ---------------
                  FEDERAL HOME LOAN BANK - 25.62%

   205,483,000    2.46%, 11/01/01 (A) .................      205,483,000
     4,913,000    2.56%, 11/06/01 (A) .................        4,911,253
    12,450,000    2.60%, 11/07/01 (A) .................       12,444,605
    50,000,000    2.38%, 11/09/01 (A) .................        49,93,556
    18,292,000    2.60%, 11/09/01 (A) .................       18,281,431
    15,404,000    2.36%, 11/14/01 (A) .................       15,390,872
    10,344,000    2.55%, 11/16/01 (A) .................       10,333,010
    12,800,000    2.23%, 12/14/01 (A) .................       12,765,906
    15,000,000    2.15%, 12/19/01 (A) .................       14,957,000
    40,000,000    2.28%, 12/26/01 (A) .................       39,858,834
    22,000,000    2.33%, 03/20/02 (A) .................       21,802,080
    50,000,000    2.44%, 08/09/02 (B) .................       49,991,370
                                                         ---------------
                                                             456,192,917
                                                         ---------------

         PAR VALUE                                              VALUE
         ---------                                              -----

                  U.S. TREASURY NOTES - 24.03%

$   25,000,000    7.50%, 11/15/01 .....................  $    25,036,546
    30,000,000    5.88%, 11/30/01 .....................       30,036,667
    30,000,000    6.13%, 12/31/01 .....................       30,187,677
   200,000,000    6.25%, 01/31/02 .....................      201,941,636
    25,000,000    6.25%, 02/28/02 .....................       25,332,786
    50,000,000    6.63%, 04/30/02 .....................       51,095,610
    40,000,000    6.63%, 05/31/02 .....................       40,598,098
    23,000,000    5.88%, 09/30/02 .....................       23,682,200
                                                         ---------------
                                                             427,911,220
                                                         ---------------
                  FEDERAL FARM CREDIT BANK (B) - 5.05%

    40,000,000    2.18%, 01/30/02 .....................       39,998,066
    25,000,000    2.37%, 06/11/02 .....................       25,000,000
    25,000,000    2.39%, 08/15/02 .....................       24,996,084
                                                         ---------------
                                                              89,994,150
                                                         ---------------
                  TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS .........................    1,776,360,612
                                                         ---------------
                  (Cost $1,776,360,612)

TOTAL INVESTMENTS - 99.76% ............................    1,776,360,612
                                                         ---------------
(Cost $1,776,360,612)*
NET OTHER ASSETS AND LIABILITIES - 0.24% ..............        4,245,175
                                                         ---------------
NET ASSETS - 100.00% ..................................  $ 1,780,605,787
                                                         ===============

------------------------
*   Aggregate cost for federal tax purposes.
(A) Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Tax-Exempt Money Market Fund

Portfolio of Investments
October 31, 2001


         PAR VALUE                                              VALUE
         ---------                                              -----

MUNICIPAL SECURITIES - 98.71%

                  ALABAMA - 0.80%

$   14,300,000    Mobile, IDB, Dock & Wharf Revenue
                  Holnam, Inc. Project, Series A
                  1.90%, 06/01/32 (A)
                  LOC: Bayerische Landesbank GZ .......  $    14,300,000
                                                         ---------------
                  ALASKA - 1.69%

    30,000,000    North Slope Borough, Series A, GO
                  2.20%, 06/30/10 (A)
                  Insured: MBIA
                  SPA: Dexia Credit Local de France ...       30,000,000
                                                         ---------------
                  ARIZONA - 1.76%

    12,200,000    Maricopa County, PCR Arizona Public
                  Service Co., Series D
                  1.95%, 05/01/29 (A)
                  LOC: Bank of America NT & SA ........       12,200,000
    19,000,000    Pima County, IDB, Tucson Electric-Irvington
                  1.95%, 10/01/22 (A)
                  LOC: Societe Generale ...............       19,000,000
                                                         ---------------
                                                              31,200,000
                                                         ---------------
                  ARKANSAS - 0.12%

     2,200,000    Pulaski County, PCR
                  Minnesota Mining & Manufacturing
                  2.20%, 08/01/22 (A) .................        2,000,000
                                                         ---------------
                  CALIFORNIA - 0.39%

     7,000,000    Student Education Loan Marketing Corp.
                  Student Loan Revenue, Series A
                  2.10%, 11/01/02 (A)
                  LOC: State Street Bank ..............        7,000,000
                                                         ---------------
                  COLORADO - 1.46%

     3,000,000    Moffat County, PCR, Colorado Ute Electric
                  2.05%, 07/01/10 A)
                  Insured: AMBAC
                  SPA: Societe Generale ...............        3,000,000
    22,900,000    Moffat County, PCR, Pacificorp Project
                  2.00%, 05/01/13 (A)
                  Insured: AMBAC
                  SPA: Bank of New York ...............       22,900,000
                                                         ---------------
                                                              25,900,000
                                                         ---------------

         PAR VALUE                                              VALUE
         ---------                                              -----

                  DISTRICT OF COLUMBIA - 0.20%

$    3,465,000    District of Columbia
                  George Washington University, Series C
                  1.90%, 09/15/29 (A)
                  Insured: MBIA
                  SPA: Bank of America NT & SA           $     3,465,000
                                                         ---------------
                  FLORIDA - 0.11%

     2,000,000    Sunshine State
                  Governmental Financing Commission
                  2.00%, 07/01/16 (A)
                  Insured: AMBAC
                  SPA: Dexia Credit Local de France            2,000,000
                                                         ---------------
                  GEORGIA - 8.59%

     8,275,000    Burke County Development Authority
                  PCR, Oglethorpe Power Corp., Series A
                  1.95%, 01/01/16 (A)
                  Insured: FGIC
                  SPA: Bayerische Landesbank ..........        8,275,000
    13,320,000    Burke County Development Authority, PCR
                  Oglethorpe Power Corp., Series A
                  1.95%, 01/01/19 (A)
                  Insured: FGIC
                  SPA: Dexia Credit Local de France ...       13,320,000
     1,300,000    Cobb County School District, GO
                  4.75%, 02/01/02 .....................        1,304,781
     4,400,000    Hapeville, IDR, Hapeville Hotel, Ltd.
                  1.95%, 11/01/15 (A)
                  LC: Deutsche Bank AG ................        4,400,000
     1,790,000    Marietta Housing Authority
                  Multi-family Revenue, Falls at Bells Ferry
                  4.21%, 01/15/09 (A)
                  LOC: Guardian Savings & Loan ........        1,790,000
    34,360,000    Metropolitan Atlanta
                  Rapid Transit Authority, Series B
                  1.85%, 07/0125 (A)
                  LOC: Bayerische Landesbank GZ
                  LOC: Westdeutsche Landesbank ........       34,360,000
    20,000,000    Municipal Electric Authority
                  Project One, Series C
                  1.85%, 01/01/20 (A)
                  Insured: FSA
                  SPA: Dexia Credit Local de France ...       20,000,000
    31,115,000    Private Colleges & Universities
                  Facilities Authority, Emory University
                  Series B
                  1.90%, 11/01/35 (A) .................       31,115,000
    38,000,000    Private Colleges & Universities
                  Facilities Authority, Emory University
                  Series C
                  1.90%, 11/01/18 (A) .................       38,000,000
                                                         ---------------
                                                             152,564,781
                                                         ---------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001



         PAR VALUE                                              VALUE
         ---------                                              -----

                  IDAHO - 1.08%

$   19,000,000    Idaho State, TAN, GO
                  3.75%, 06/28/02 .....................  $    19,139,375
                                                         ---------------
                  ILINOIS - 6.46%

     1,425,000    Arlington Heights, Series A, GO
                  4.55%, 12/01/01 .....................        1,426,252
    18,600,000    Chicago O'Hare International
                  Airport American Airlines
                  Series C
                  2.20%, 12/01/17 (A)
                  LOC: Bayerische Hypo-und
                  Vereinsbank AG ......................       18,600,000
    13,900,000    Chicag O'Hare International
                  Airport American Airlines
                  Series D
                  2.20%, 12/01/17 (A)
                  LOC: Bayerische Hypo-und
                  Vereinsbank AG ......................       13,900,000
    26,800,000    Illinois Development Finance Authority
                  Revenue, Local Government
                  Financing Program
                  Series A
                  2.15%, 09/01/29(A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia ............       26,800,000
    10,000,000    Illinois EFA Revenue
                  2.40%, 11/07/01
                  LOC: Northern Trust Co. .............       10,000,000
    18,000,000    Illinois EFA Revenue
                  Shedd Aquarium Society, Series B
                  2.90%, 07/01/27 (A)
                  LOC: Bank of America NT & SA .........       18,000,000
    25,000,000    Illinois State Toll Highway Authority
                  Series B
                  2.10%, 01/01/17 (A)
                  Insured: FSA
                  SPA: Landesbank Hessen-Thuringen GZ .       25,000,000
     1,000,000    Northbrook, IDR, Euromarket Designs, Inc.
                  2.10%, 07/01/02 (A)
                  LOC: Harris Trust & Savings Bank .....        1,000,000
                                                         ---------------
                                                             114,726,252
                                                         ---------------
                  INDIANA - 2.11%

     5,205,000    Fort Wayne Hospital Authority
                  Parkview Memorial Hospital
                  Series B
                  1.95%, 01/01/16 (A)
                  LOC: Bank of America NT & SA ........        5,205,000
     3,840,000    Fort Wayne Hospital Authority
                  Parkview Memorial Hospital
                  Series C
                  1.95%, 01/01/16 (A)
                  LOC: Bank of America NT & SA ........        3,840,000




         PAR VALUE                                              VALUE
         ---------                                              -----

                  INDIANA (CONTINUED)

$   13,100,000    Monroe County Hospital
                  Authority Revenue
                  1.95%, 05/01/11 (A)
                  Insured: MBIA
                  SPA: Credit Suisse First Boston .....  $    13,100,000
    11,800,000    Purue University, Series 2000
                  2.35%, 12/03/01
                  LOC: First Union National Bank ......       11,800,000
     3,500,000    Richmond Hospital Authority Revenue
                  Reid Hospital & Health Care
                  Mandatory Tender 01/02/02
                  4.35%, 01/01/12 .....................        3,500,000
                                                         ---------------
                                                              37,445,000
                                                         ---------------
                  KENTUCKY - 5.15%

     8,800,000    Ashland, PCR, Ashland Oil, Inc. Project
                  1.95%, 04/01/09 (A)
                  LOC: SunTrust Bank, N.A. ............        8,800,000
    42,000,000    Kentucky Asset/Liability
                  Commissions Fund Revenue, TRAN
                  Series A
                  4.00%, 06/26/02 .....................       42,390,931
    40,000,000    Kentucky Interlocal School
                  Transportation Association, TRAN
                  3.75%, 06/28/02 .....................       40,262,437
                                                         ---------------
                                                              91,453,368
                                                         ---------------
                  LOUISIANA - 5.09%

     9,800,000    Ascension Parish, PCR
                  Shell Oil Co. Project
                  1.85%, 05/01/26 (A) .................        9,800,000
    16,050,000    East Baton Rouge Parish, PCR
                  Exxon Mobil Project
                  1.90%, 11/1/19 (A) ..................       16,050,000
    13,630,000    East Baton Rouge Parish, PCR
                  Exxon Mobil Project
                  1.85%, 03/01/22 (A) .................       13,630,000
    12,450,000    Louisiana Public Facilities Authority, IDB
                  Kenner Hotel, Ltd.
                  1.95%, 12/01/15 (A)
                  LOC: Deutsche Bank AG ...............       12,450,000
    10,800,000    South Commission Port Revenue
                  Occidental Petroleum
                  1.95%, 07/01/18 (A)
                  LOC: Wachovia Bank, N.A. ............       10,800,000
     8,800,000    St. Charles Parish, PCR
                  Shell Oil Co. Project
                  2.10%, 06/01/05 (A) .................        8,800,000
     3,500,000    St. Charles Parish, PCR
                  Shell Oil Co. Prject
                  2.00%, 10/01/25 (A) .................        3,500,000
    15,500,000    St. James Parish, PCR
                  Texaco Project, Series A
                  2.95%, 11/09/01 .....................       15,500,000
                                                         ---------------
                                                              90,530,000
                                                         ---------------
                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001


         PAR VALUE                                              VALUE
         ---------                                              -----

                  MAINE - 0.56%

$   10,000,000    Maine Finance Authority
                  Jackson Laboratory Issue
                  2.20%, 12/01/30 (A)
                  LOC: KeyBank, N.A. ..................  $    10,000,000
                                                         ---------------
                  MARYLAND - 2.95%

    32,700,000    Maryland State
                  Economic Development Corp.
                  College Park LLC
                  Series A
                  2.10%, 06/01/32 (A)
                  LOC: First Union National Bank ......       32,700,000
    11,100,000    Maryland State
                  Health & Higher EFA
                  Pooled Loan Program
                  Series A
                  2.00%, 04/01/3 (A)
                  LOC: Bank One, N.A. .................       11,100,000
     8,600,000    Maryland State
                  Health & Higher EFA
                  Pooled Loan Program
                  Series B
                  1.90%, 04/01/35 (A)
                  LOC: Bank One, N.A. .................        8,600,000
                                                         ---------------
                                                              52,400,000
                                                         ---------------
                  MASSACHUSETTS - 8.57%

     2,000,000    Ashburnham & Westminister
                  Regional School District, BAN, GO
                  3.50%, 01/29/02 .....................        2,001,887
    14,575,000    Dover, BAN, GO
                  2.66%, 06/21/02 .....................       14,575,836
    11,500,000    Lynnfield, BAN, GO
                  2.75%, 06/28/02 .....................       11,510,269
     6,450,000    Massachusetts State, Series B, GO
                  1.90%, 09/01/16 (A)
                  SPA: Toronto Dominion ank ...........        6,450,000
     5,461,000    Massachusetts State
                  Development Finance Agency
                  Higher Education, Smith College
                  1.85%, 07/01/24 (A) .................        5,461,000
    52,000,000    Massachusetts State HEFA
                  Harvard University, Series BB
                  1.70%, 02/01/34 (A) .................       52,000,000
    19,850,000    Massachusetts State HEFA
                  Massachusetts Institute of Technology
                  Series J-2
                  1.70%, 07/01/31 (A) .................       19,850,000
     6,000,000    Northbridge, BAN
                  3.75%, 02/21/02 .....................        6,008,863
    12,000,000    Waltham, BAN
                  2.75%, 06/28/02 .....................       12,011,472


         PAR VALUE                                              VALUE
         ---------                                              -----

                  MASSACHUSETTS (CONTINUED)

$   12,780,000    Winchester, BAN, GO
                  3.25%, 07/02/02 .....................  $    12,838,016
     9,520,000    Woburn, BAN, GO
                  3.20%, 06/14/02 .....................        9,554,200
                                                         ---------------
                                                             152,261,543
                                                         ---------------
                  MICHIGAN - 1.96%

    20,000,000    Michigan State University Revenue
                  Series A
                  1.90%, 08/15/30 (A)
                  SPA: Dexia Credit Local de France ...       20,000,000
    14,835,000    Michigan State University Revenue
                  Series A-2
                  1.90%, 08/15/22 (A)
                  SPA: Dexia Credit Local de France ...       14,835,000
                                                         ---------------
                                                              34,835,000
                                                         ---------------
                  MINNESOTA - 0.19%

     1,400,000    New Brighton, IDR
                  Unicare Homes, Inc. Project
                  2.06%, 12/01/14 (A)
                  LOC: Bank of America NT & SA ........        1,400,000
     2,000,000    University of Minnesota, Series A
                  1.90%, 01/01/34 (A) .................        2,000,000
                                                         ---------------
                                                               3,400,000
                                                         ---------------
                  MISSISSIPPI - 2.69%

     3,500,000    Harrison County, PCR
                  DuPont (E.I.) deNemours & Co. Project
                  2.00%, 09/01/10 (A) .................        3,500,000
     2,000,000    Jackson County Water System
                  Chevron USA, Inc. Project, GO
                  2.60%, 11/01/24 (A) .................        2,000,000
    42,270,000    Perry County, PCR
                  Leaf River Forest Project
                  2.05%, 03/01/02 (A)
                  LOC: Wachovia Bank, N.A. ............       42,270,000
                                                         ---------------
                                                              47,770,000
                                                         ---------------
                  MISSOURI - 4.73%

     1,200,000    Missouri State Development
                  Finance Board Infrastructure Facilities
                  Science City Union Station
                  Series B
                  2.15%, 12/01/03 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ....................        1,200,000



                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001



         PAR VALUE                                              VALUE
         ---------                                              -----

                  MISSOURI (CONTINUED)

$    1,700,000    Missouri State Development
                  Finance Board Infrastructure Facilities
                  Science City Union Station
                  Series C
                  2.15, 12/01/03 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ....................  $     1,700,000
    62,000,000    Missouri State HEFA
                  Medical Research Facilities
                  Stowers Institution
                  2.00%, 07/01/35 (A)
                  Insured: MBIA
                  SPA: Morgan Guaranty Trust Co. ......       62,000,000
    19,225,000    University of Missouri University Revenue
                  Systems Facilities, Series A
                  2.00%, 11/01/31 (A) .................       19,225,000
                                                         ---------------
                                                              84,125,000
                                                         ---------------
                  NEW HAMPSHIRE - 4.12%

    12,600,000    New Hampshire Health & Higher EFA
                  Mary Hitchcock Memorial
                  Series 85-D
                  1.90%, 07/01/21 (A)
                  Insured: FGIC
                  SPA: Chase Manhattan Bank ............       12,600,000
     4,400,000    New Hampshire Health & Higher EFA
                  Series B
                  2.00%, 12/01/25 (A)
                  Insured: AMBAC
                  SPA: Mellon Bank, N.A. ..............        4,400,000
     4,000,000    New Hampshire Health & Higher EFA
                  Series C
                  2.00%, 12/01/25 (A)
                  Insured: AMBAC
                  SPA: Mellon Bank, N.A. ..............        4,000,000
     7,125,000    New Hampshire Health & Higher EFA
                  Series G
                  2.00%, 12/01/25 (A)
                  Insured: AMBAC
                  SPA: Mellon Bank, N.A. ..............        7,125,000
    45,000,000    New Hampshire HEFA
                  Dartmouth Hitchcock Obligation
                  Series A
                  2.10%, 08/01/31 (A)
                  Insured: FSA
                  SPA: Dexia Credit Local de France
                  SPA: Chase Manhattan Bank ...........       45,000,000
                                                         ---------------
                                                              73,125,000
                                                         ---------------
                  NEW JERSEY - 0.62%

     3,000,000    East Hanover Township, BAN, GO
                  3.50%, 02/01/02 .....................        3,000,728
     5,000,000    Jersey City, GO
                  4.00%, 01/11/02 .....................        5,001,872


         PAR VALUE                                              VALUE
         ---------                                              -----

                  NEW JERSEY (CONTINUED)

$      646,000    Maplewood Township, BAN, GO
                  3.50%, 03/21/02 .....................  $       646,477
       375,000    Maplewood Township,
                  Special Energy Notes, GO
                  3.60%, 12/13/01 .....................          375,083
     2,016,100    Upper Saddle River, BAN, GO
                  4.50%, 12/14/01 .....................        2,016,782
                                                         ---------------
                                                              11,040,942
                                                         ---------------
                  NEW MEXICO - 1.89%

    24,500,000    Albuquerque, New Mexico Airport Revenue
                  Subordinated Lien
                  1.90%, 07/01/14 (A)
                  Insured: AMBAC
                  SPA: Bayerische Hypo-Und
                  Vereinsbank AG ......................       24,500,000
     9,100,000    Hurley, PCR, Kennecott
                  Santa Fe Corp. Project
                  2.05%, 12/01/15 (A)
                  Guaranteed: BP Amoco Capital Plc ....        9,100,000
                                                         ---------------
                                                              33,600,000
                                                         ---------------
                  NEW YORK - 0.20%

     3,600,000    Hudson Falls
                  Central School District, BAN, GO
                  3.75%, 02/01/02 .....................        3,605,272
                                                         ---------------
                  NORTH CAROLINA - 3.73%

    18,375,000    North Carolina
                  Educational Facilities Finance Agency
                  Bowman Gray School of Medicine Project
                  2.03%, 09/01/20 (A)
                  LOC: Wachovia Bank, N.A. ............       18,375,000
    13,500,000    North Carolina
                  Educational Facilities Finance Agency
                  Bowman Gray School of Medicine Project
                  1.93%, 09/01/26 (A)
                  LOC: Wachovia Bank, N.A. ............       13,500,000
    10,000,000    University of North Carolina at Chapel Hill
                  Series B
                  1.90%, 12/01/25 (A) .................       10,000,000
    24,370,000    University of North Carolina at Chapel Hill
                  Series C
                  1.85%, 12/01/25 (A) .................       24,370,000
                                                         ---------------
                                                              66,245,000
                                                         ---------------
                  OKLAHOMA - 0.17%

     3,000,000    Tulsa Industrial Authority Revenue
                  Unversity of Tulsa
                  Series B
                  2.00%, 10/01/26 (A)
                  Insured: MBIA
                  SPA: Dexia Credit Local de France ...        3,000,000
                                                         ---------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001



         PAR VALUE                                              VALUE
         ---------                                              -----

                  OREGON - 0.68%

$   12,050,000    Oregon State, Series 73 E, GO
                  1.85%, 12/01/16 (A)
                  SPA: Morgan Guaranty Trust Co. ......  $    12,050,000
                                                         ---------------
                  PENNSYLVANIA - 2.61%

     3,005,000    Delaware County, IDA
                  Resource Recovery Facility
                  SeriesG
                  1.90%, 12/01/31 (A)
                  Guaranteed: General Electric
                  Capital Corp. .......................        3,005,000
     2,140,000    Delaware County, IDA
                  Resource Recovery Facility
                  Series G
                  1.90%, 12/01/31 (A)
                  Guaranteed: General Electric
                  Capital Corp. .......................        2,140,000
     3,100,000    Delaware Valley Regional Finance Authority
                  Local Government Revenue
                  Series A
                  1.95%, 12/01/19 (A)
                  LOC: Credit Suisse First Boston .....        3,100,000
    15,100,000    Delaware Valley Regional Finance Authority
                  Local Government Revenue
                  Series B
                  1.95%, 12/01/20 (A)
                  LOC: Credit Suisse First Boston ......       15,100,000
     8,100,000    Delaware Valley Regional Finance Authority
                  Local Government Revenue
                  Series C
                  1.95%, 12/01/20 (A)
                  LOC: Credit Suisse First Boston .....        8,100,000
     3,000,000    Delaware Valley Regional Finance Authority
                  Local Government Revenue
                  1.95%, 08/01/16 (A)
                  LOC: Credit Suisse First Boston .....        3,000,000
     1,500,000    Pennsylvania State Higher EFA Revenue,
                  University of Pennsylvania Health Services
                  Series B
                  2.05%, 01/01/26 (A)
                  LOC: State Street Bank & Trust Co.
                  LOC: Bayerische Landesbank GZ
                  LOC: Morgan Guaranty Trust Co........        1,500,000
    10,500,000    Schuylkill County, IDA
                  Resource Recovery Revenue
                  Gilberton Power Project
                  1.95%, 12/01/02 (A)
                  LOC: Mellon Bank, N.A. ..............       10,500,000
                                                         ---------------
                                                              46,445,000
                                                         ---------------
                  SOUTH CAROLINA - 4.83%

    50,000,000    Greenville County
                  School District, BAN, GO
                  3.50%, 12/31/01 .....................       50,031,935


         PAR VALUE                                              VALUE
         ---------                                              -----

                  SOUTH CAROLINA (CONTINUED)

$   19,400,000    Piedmont Municipal Power Agency
                  Electric Co., Series C
                  1.95%, 01/01/22 (A)
                  Insured: MBIA
                  SPA: Morgan Guaranty Trust Co. ......  $    19,400,000
    16,405,000    Spartanburg County Health Services
                  District, Inc. Hospital Revenue
                  1.95%, 04/15/23 (A)
                  LOC: MBIA
                  SPA: NationsBank, N.A. ..............       16,405,000
                                                         ---------------
                                                              85,836,935
                                                         ---------------
                  TENNESSEE - 0.96%

    17,120,000    Metropolitan Nashville Airport Authority
                  Special Facilities Revenue
                  American Airlines Project
                  Series B
                  2.00%, 10/01/12 (A)
                  LOC: Bayerische Landesbank GZ .......       17,120,000
                                                         ---------------
                  TEXAS - 12.46%

     1,700,000    Grapevine, IDC, American Airlines
                  Series A-2
                  2.00%, 12/01/24 (A)
                  LOC: Bayerische Landesbank GZ .......        1,700,000
     3,200,000    Grapevine, IDC, Americn Airlines
                  Series A-3
                  2.00%, 12/01/24 (A)
                  LOC: Bayerische Landesbank GZ .......        3,200,000
     2,000,000    Grapevine, IDC, American Airlines
                  Series A-4
                  2.00%, 12/01/24 (A)
                  LOC: Bayerische Landesbank GZ .......        2,000,000
     4,600,000    Grapevine, IDC, American Airlines
                  Serie B-1
                  2.00%, 12/01/24 (A)
                  LOC: Bayerische Landesbank GZ .......        4,600,000
     3,900,000    Grapevine, IDC, American Airlines
                  Series B-3
                  2.00%, 12/01/24 (A)
                  LOC: Bayerische Landesbank GZ .......        3,900,000
    16,600,000    Guadalupe-Blanco River Authority, PCR
                  Central Power & Light Co. Project
                  2.00%, 11/01/15 (A)
                  LOC: Barclays Bank Plc ..............       16,600,000
    13,500,000    Gulf Coast Waste Disposal Authority, PCR
                  Amoco Oil Co. Project
                  1.95%, 10/01/17 (A) .................       13,500,000
     2,600,000    Harris County, IDC, PCR
                  Exxon Mobil Project
                  1.85%, 03/01/24 (A) .................        2,600,000
     1,900,000    Harris County,
                  Subordinated Lien Toll Road
                  Series C
                  1.90%, 08/01/15 (A)
                  SPA: Morgan Guaranty Trust Co. ......        1,900,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2001


         PAR VALUE                                              VALUE
         ---------                                              -----

                  TEXAS (CONTINUED)

$   43,500,000    Hockley County, IDC, PCR
                  Amoco Project, Standard Oil Co.
                  2.70%, 03/01/14 (A) .................  $    43,500,000
     5,000,000    Houston, Series B, GO
                  2.00%, 11/21/01
                  SPA: Morgan Guaranty Trust Co. ......        5,000,000
    12,500,000    Houston Higher Education
                  Finance Corp., Rice University
                  Series A
                  2.15%, 02/11/02 .....................       12,500,000
       880,000    Houston Water & Sewer System
                  Revenue, Junior Lien
                  Series C
                  Pre-refunded 12/01/01
                  6.38%, 12/01/17
                  Insured: MBAC .......................          898,957
     9,300,000    Lower Neches Valley Authority, IDC
                  Exempt Facilities Revenue
                  Exxon Mobil Project, Series A
                  1.95%, 02/01/31 (A) .................        9,300,000
    13,650,000    Lower Neches Valley Authority, PCR
                  Chevron USA, Inc. Project
                  2.40%, 02/15/17 (A) .................        13,650,00
    12,000,000    Midlothian, IDC, PCR
                  Crow Chemical Co. Project
                  1.95%, 12/01/09 (A)
                  LOC: UBS AG .........................       12,000,000
    45,000,000    Texas State, TRAN, Series A-L32
                  3.75%, 08/29/02 .....................       45,463,699
    29,000,000    University of Texas
                  University Revenue Financing System
                  Serie A
                  1.95%, 08/15/13 (A) .................       29,000,000
                                                         ---------------
                                                             221,312,656
                                                         ---------------
                  UTAH - 2.98%

    12,100,000    Emery County, PCR
                  Pacificorp Project
                  2.05%, 07/01/15 (A)
                  LOC: Credit Suisse First Boston .....       12,100,000
     2,800,000    Salt Lake City, PCR
                  Service Station Holdings Project
                  Series B
                  1.95%, 08/01/07 (A)
                  Guaranteed: British Petroleum .......        2,800,000
    22,600,000    Utah State, Series A, GO
                  1.90%, 07/01/16 (A)
                  SPA: Toronto Dominion Bank ..........       22,600,000
     5,500,000    Utah State, Series C, GO
                  2.10%, 07/01/16 (A)
                  SPA: Toronto Dominion Bank ..........        5,500,000
    10,000,000    Utah Transit Authority
                  Sales Tax & Transportation Revenue
                  Utah Light Rail Transit
                  2.00%, 09/01/30 (A)
                  LOC: Bayerische Landesbank GZ .......       10,000,000
                                                         ---------------
                                                              53,000,000
                                                         ---------------

         PAR VALUE                                              VALUE
         ---------                                              -----

                  VERMONT - 0.60%

$    5,900,000    Vermont Educational & Health Building
                  Financing Agency Hospital Revenue
                  VHA of New England
                  Series D
                  2.00%, 12/01/25 (A)
                  Insured: AMBAC
                  SPA: Mellon Bank, N.A. ..............  $     5,900,000
     2,500,000    Vermont Educational & Health Building
                  Financing Agency Hospital Revenue
                  VHA of New England
                  Series E
                  2.00%, 12/01/25(A)
                  Insured: AMBAC
                  SPA: Mellon Bank, N.A. ..............        2,500,000
     2,300,000    Vermont Educational & Health Building
                  Financing Agency Hospital Revenue
                  VHA of New England
                  Series F
                  2.00%, 12/01/25 (A)
                  Insured: AMBAC
                  SPA: Mellon Bank, N.A. ..............        2,300,000
                                                         ---------------
                                                              10,700,000
                                                         ---------------
                  VIRGINIA - 0.37%

     6,600,000    Lynchburg, IDA, Hospital Facilities
                  First Mortgage Revenue, VHA
                  Mid-Atlantic States Capital Asset
                  Finance Program
                  Series F
                  2.00%, 12/01/25 (A)
                  Insured: AMBAC
                  SPA: Mellon Bank, N.A. ..............        6,600,000
                                                         ---------------
                  WASHINGTON - 1.09%

     1,500,000    Washington State Health Care
                  Facilities Authority Revenue
                  Fred Hutchinson Cancer Center
                  2.15%, 01/01/29 (A)
                  LOC: Bank of America NT & SA ........        1,500,000
     4,860,000    Washington State
                  Public Power Supply System
                  Nuclear Project No. 1
                  Series 1A-1
                  1.95%, 7/01/17 (A)
                  LOC: Bank of America NT & SA ........        4,860,000
    13,000,000    Washington State, Series VR-96A, GO
                  1.86%, 06/01/20 (A)
                  SPA: Landesbank Hessen-Thuringen GZ .       13,000,000
                                                         ---------------
                                                              19,360,000
                                                         ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001


         PAR VALUE                                              VALUE
         ---------                                              -----

                  WISCONSIN - 0.62%

$   11,000,000    Wisconsin State HEFA
                  University of Wisconsin Medical Foundation
                  1.98%, 05/01/30 (A)
                  LOC: LaSalle Bank, N.A ..............  $    11,000,000
                                                         ---------------
                  WYOMING - 4.12%

     7,800,000    Sublette County, PCR
                  Exxon Mobil Project
                  2.00%, 11/01/14 (A) .................        7,800,000
    15,500,000    Sweetwater County, PCR
                  Pacificorp Project
                  Series 88-A
                  2.00%, 02/11/02
                  LOC: UBS AG .........................       15,500,000
     4,600,000    Sweetwater County, PCR
                  Pacificorp Project
                  Series A
                  2.20%, 07/01/15 (A)
                  LOC: Commerzbank AG .................        4,600,000
    45,000,000    Wyoming State, Series A, TRAN
                  3.50%, 06/27/02 .....................       45,271,617
                                                         ---------------
                                                              73,171,617
                                                         ---------------
                  TOTAL MUNICIPAL SECURITIES ..........    1,753,927,741
                                                         ---------------
                  (Cost $1,753,927,741)



          SHARES                                                VALUE
          ------                                                -----

INVESTENT COMPANY - 1.02%

    18,100,618    SEI Tax-Exempt
                  Trust Money Market Fund .............  $    18,100,618
                                                         ---------------
                  TOTAL INVESTMENT COMPANY ............       18,100,618
                                                         ---------------
                  (Cost $18,100,618)
                  Total Investments - 99.73% ..........    1,772,028,359
                                                         ---------------
                  (Cost $1,772,028,359)*
                  Net Other Assets and Liabilities - 0.27%     4,761,181
                                                         ---------------
                  Net Assets - 100.00% ................  $ 1,776,789,540
                                                         ===============

-----------------------------
*   Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds have demand features within one year. Notes mature within one year. The interest rate shown reflects the rate in effect at October 31, 2001.

AMBAC    American Municipal Bond Assurance Corp.
BAN      Bond Anticipation Notes
EFA      Educational Facilities Authority
FGIC     Federal Guaranty Insurance Corp.
FSA      Financial Security Assurance Co.
GO       General Obligation
HEFA     Health and Educational Facilities Authority
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDC      Industrial Development Corp.
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement
TAN      Tax Anticipation Notes
TRAN     Tax and Revenue Anticipation Notes
VHA      Veterans Housing Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

         PAR VALUE                                              VALUE
         ---------                                              -----

MUNICIPAL SECURITIES - 102.16%

                  CALIFORNIA - 0.93%

$    2,540,000    Los Angeles Regional Airports
                  Improvement Corp., Lease Revenue
                  LAX Two Corp.
                  2.05%, 12/01/25 (A)
                  LOC: Societe Generale ...............  $     2,540,000
                                                          ---------------
                  CONNECTICUT - 74.02%

    10,000,000    Avon, BAN, GO
                  2.50%, 07/17/02 .....................       10,001,347
     1,230,000    Bethel, GO
                  8.00%, 02/15/02
                  Insured: MBIA .......................        1,246,559
     4,500,000    Cheshire, BAN, GO
                  267%, 11/08/01 ......................        4,500,016
    16,740,000    Connecticut State, Series B, GO
                  2.00%, 05/15/14 (A)
                  SPA: Bayerische Landesbank GZ .......       16,740,000
     3,000,000    Connecticut State, Series C, GO
                  4.75%, 12/15/01 .....................        3,001,923
     3,000,000    Connecticut State Development Authority
                  Conco Project
                  1.85%, 11/01/05 (A)
                  LOC: Bayerische Landesbank GZ .......        3,000,000
    10,040,000    Connecticut State Development Authority
                  Health Care Corp. for Independent Living
                  1.75%, 07/01/15 (A)
                  LOC: Chase Manhattan Bank, N.A. .....       10,040,000
     2,600,000    Connectict State Development Authority
                  PCR, Central Vermont Public Service
                  2.20%, 12/01/15 (A)
                  LOC: Toronto-Dominion Bank ..........        2,600,000
     3,000,000    Connecticut State HEFA
                  Hospital of St. Raphael
                  Series J
                  1.45%, 07/01/22 (A)
                  LOC: KBC Bank NV ....................        3,000,000
    11,500,000    Connecticut State HEFA
                  Hotchkiss School
                  Series A
                  1.75%, 07/01/30 (A)
                  SPA: Northern Trust Co. .............       11,500,000
     7,300,000    Connecticut State HEFA
                  Stamford Hospital
                  Series H
                  1.45%, 07/01/24 (A)
                  Insured: MBIA
                  SPA: Chase Manhattan Bank, N.A. .....        7,300,000
     5,300,000    Connecticut State HEFA
                  Summerwood University Park
                  Series A
                  1.45%, 07/01/30 (A)
                  LOC: LaSalle Bank, N.A. .............        5,300,000



         PAR VALUE                                              VALUE
         ---------                                              -----

                  CONNECTICUT (CONTINUED)

$    6,700,000    Connecticut State HEFA Taft School
                  Series E
                  1.70%, 07/01/30 (A)
                  LOC: First Union National Bank ......  $     6,700,000
     7,500,000    Connecticut State HEFA Yale University
                  Series S
                  1.95%, 11/07/01 .....................        7,500,000
     5,000,000    Connecticut State HEFA Yale University
                  Series T-1
                  1.90%, 07/01/29 (A) .................        5,000,000
     5,500,000    Connecticut State HEFA Yale University
                  Series T-2
                  1.90%, 07/01/29 (A) .................        5,500,000
     8,610,000    Connecticut State HEFA Yale University
                  Series U-2
                  1.80%, 07/01/33 (A) .................        8,610,000
     6,000,000    Connecticut State HFA
                  Housing Mortgage Finance Program
                  Series D-3
                  1.60%, 11/15/28 (A)
                  Insured: AMBAC
                  SPA: Landesbnk Hessen-Thuringen GZ ..        6,000,000
     7,800,000    Connecticut State HFA
                  Housing Mortgage Finance Program
                  Series G
                  1.80%, 05/15/18 (A)
                  Insured: AMBAC
                  SPA: Morgan Guaranty Trust Co. ......        7,800,000
     6,800,000    Connecticut State Special Assessment
                  Second Injury Fund
                  Series 97
                  2.00%, 11/20/01
                  SPA: Caisse National de Credit Agricole
                  SPA: Dexia Bank Belgique ............        6,800,000
    12,300,000    Connecticut State Special Tax Obligation
                  Revenue Second Lien
                  Transportation Infrastructure
                  Series 1
                  1.75%, 12/01/10 (A)
                  LOC: Commerzank AG ..................       12,300,000
    11,860,000    Danbury, BAN, GO
                  2.75%, 02/07/02 .....................       11,860,930
    10,000,000    Fairfield, BAN, GO
                  2.75%, 06/21/02 .....................       10,015,488
     6,195,000    Glastonbury, BAN
                  2.65%, 03/05/02 .....................        6,195,395
     5,900,000    Groton, BAN, Lot A, GO
                  2.65%, 06/11/02 .....................        5,900,684
     2,250,000    Groton, BAN, Lot B, GO
                  2.70%, 12/12/01 .....................        2,250,171
     7,921,000    Manchester, Temporary Notes, GO
                  2.50%, 07/05/02 .....................        7,922,017
     7,120,000    Milford, BAN, GO
                  2.00%, 11/07/02 .....................        7,123,418
     4,860,000    Watertown, BAN, GO
                  3.00%, 08/15/02 .....................        4,878,240
     2,175,000    Wilton, BAN, GO
                  2.52%, 07/17/02 .....................        2,175,292
                                                         ---------------
                                                             202,761,480
                                                         ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001


         PAR VALUE                                              VALUE
         ---------                                              -----

                  ILLINOIS - 1.13%

$    1,000,000    Chicago O'Hare International Airport
                  American Airlines
                  Series A
                  2.00%, 12/01/17 (A)
                  LOC: Bayerische Hypo-Und
                  Vereinsbank AG ......................  $     1,000,000
     2,100,000    Chicago O'Hare Internaional
                  Airport Revenue
                  General Airport, Second Lien
                  Series C
                  1.90%, 01/01/18 (A)
                  LOC: Societe Generale ...............        2,100,000
                                                         ---------------
                                                               3,100,000
                                                         ---------------
                  LOUISIANA - 3.68%

     1,900,000    East Baton Rouge Parish, PCR
                  Exxon Mobil Project
                  1.85%, 03/01/22 (A) .................        1,900,000
     3,830,000    Louisiana Offshore Terminal Authority
                  Deepwater Port Revenue Loop, Inc.
                  1st Stage
                  2.05%, 09/01/06 (A)
                  LOC: SunTrust Bank, N.A. ............        3,830,000
     4,350,000    Louisiana Offshore Terminal Authority
                  Deepwater Port Revenue Loop, Inc.
                  1st Stage
                  2.25%, 09/01/08 (A)LOC:
                  LOC: SunTrust Bank, N.A. ............        4,350,000
                                                         ---------------
                                                              10,080,000
                                                         ---------------
                  MARYLAND - 2.41%

     6,600,000    Maryland State
                  Economic Development Corp.
                  College Park LLC
                  Series A
                  2.10%, 06/01/32 (A)
                  LOC: First Union National Bank ......        6,600,000
                                                         ---------------
                  MISSISSIPPI - 3.18%

     8,720,000    Perry County, PCR, Leaf River Forest Project
                  2.05%, 03/01/02 (A)
                  LOC: Wachovia Bank, N.A. ............        8,720,000
                                                         ---------------
                  MONTANA - 2.30%

     6,300,000    Forsyth, PCR, Pacificorp Project
                  2.15%, 01/01/18 (A)
                  LOC: Rabobank Nederland NV ..........        6,300,000
                                                         ---------------

     PAR VALUE                                                  VALUE
     ---------                                                  -----

                  PENNSYLVANIA - 1.64%

$    1,700,000    Delaware Valley Regional Finance Authority
                  Local Government Revenue
                  Series A
                  1.95%, 12/01/17 (A)
                  LOC: Credit Suisse First Boston .....  $     1,700,000
     2,800,000    Delaware Valley Regional Finance Authority
                  Local Government Revenue
                  Series A
                  1.95%, 12/01/20 (A)
                  LOC: Credit Suisse First Boston .....        2,800,000
                                                         ---------------
                                                               4,500,000
                                                         ---------------
                  PUERTO RICO - 8.36%

    13,000,000    Puerto Rico Commonwealth
                  Government Development Bank
                  1.43%, 12/01/15 (A)
                  Insured: MBIA
                  SPA: Credit Suisse First Boston .....       13,000,000
     9,900,000    Puerto Rico Commonwealth
                  Highway & Transportation Authority
                  Series A
                  1.65%, 07/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia ............        9,900,000
                                                         ---------------
                                                              22,900,000
                                                         ---------------
                  TEXAS - 2.68%

     1,000,000    Grapevine IDC, American Airlines
                  Series A-3
                  2.00%, 12/01/24 (A)
                  LOC: Bayerische Landesbank GZ ........        1,000,000
     5,290,000    Guadalupe-Blanco River Authority, PCR
                  Central Power & Light Co. Project
                  2.00%, 11/01/15 (A)
                  LOC: Barclays Bank Plc ..............        5,290,000
     1,050,000    Harris County, IDC, PCR
                  Exxon Mobil Corp.
                  1.85%, 03/01/24 (A) .................        1,050,000
                                                         ---------------
                                                               7,340,000
                                                         ---------------
                  WASHINGTON - 1.83%

     5,000,000    Washington State, GO
                  Series VR-1996B
                  1.90%, 06/01/20 (A)
                  SPA: Landesbank Hessen-Thuringen GZ .        5,000,000
                                                         ---------------
                  TOTAL MUNICIPAL SECURITIES ..........      279,841,480
                                                         ---------------
                  (Cost $279,841,480)


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001


       SHARES                                                   VALUE
       ------                                                   -----

Investment Companies - 0.18%

        96,705    Federated Municipal Trust Connecticut
                  Municipal Cash Trust ................  $        96,705
       409,416    SEI Tax-Exempt Trust
                  Money Market Fund ...................          409,416
                                                         ---------------
                  TOTAL INVESTMENT COMPANIES ..........          506,121
                                                         ---------------
                  (Cost $506,121)
TOTAL INVESTMENTS - 102.34% ...........................      280,347,601
                                                         ---------------
(Cost $280,347,601)*
NET OTHER ASSETS AND LIABILITIES - (2.34)% ............       (6,423,032)
                                                         ---------------
NET ASSETS - 100.00% ..................................  $   273,924,569
                                                         ===============


-----------------------
*   Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds have demand features within one year. Notes mature within one year. The interest rate shown relects the rate in effect at October 31, 2001.

AMBAC    American Municipal Bond Assurance Corp.
BAN      Bond Anticipation Notes
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Authority
IDC      Industrial Development Corp.
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 201


     PAR VALUE                                                  VALUE
     ---------                                                  -----

MUNICIPAL SECURITIES - 99.22%

                  GEORGIA - 2.49%

$   13,000,000    Municipal Electric Authority
                  Project One
                  Series B
                  1.85%, 01/01/16 (A)
                  Insured:FSA
                  LOC: Dexia Credit Local de France ...  $    13,000,000
                                                         ---------------
                  ILLINOS - 2.07%

     3,700,000    Chicago O'Hare International Airport
                  American Airlines Project
                  Series A
                  2.00%, 12/01/17 (A)
                  LOC: Bayerische Hypo-und
                  Vereinsbank AG ......................        3,700,000
     5,700,000    Chicago O'Hare International Airport
                  American Airlines Project
                  Series C
                  2.0%, 12/01/17 (A)
                  LOC: Bayerische Hypo-und
                  Vereinsbank AG ......................        5,700,000
     1,400,000    Chicago O'Hare International Airport
                  American Airlines Project
                  Series D
                  2.20%, 12/01/17 (A)
                  LOC: Bayerische Hypo-und
                  Vereinsbank AG ......................        1,400,000
                                                         ---------------
                                                              10,800,000
                                                         ---------------
                  MASSACHUSTTS - 87.88%

     7,760,000    Amherst, BAN, GO
                  2.50%, 10/11/02 .....................        7,786,475
     6,750,000    Boston, BAN, Series A, GO
                  4.00%, 05/01/02 .....................        6,782,712
     8,500,000    Boston Water and Sewer Commission
                  General Purpose, Series A
                  1.90%, 11/01/24 (A)
                  LOC: State Street Bank ..............         8,50,000
    10,500,000    Brookline, BAN, GO
                  2.80%, 05/29/02 .....................       10,501,758
     3,085,000    Cambridge, GO
                  4.50%, 12/01/01 .....................        3,085,609
    11,934,000    Canton, Lot A, BAN, GO
                  2.80%, 12/20/01 .....................       11,935,080
     1,677,500    Canton, Lot B, BAN, GO
                  3.00%, 06/07/02 .....................        1,679,640
     6,331,000    Cohasset, BAN, GO
                  2.75%, 02/15/02 .....................        6,335,107
    20,000,000    Holliston, BAN, GO
                  3.00%, 05/24/02 .....................       20,049,468
     5,000,000    Holliston, BAN, GO
                  4.75%, 12/13/01 .....................        5,002,422
     3,900,000    Holyoke, PCR, Holyoke
                  Water & Power Project
                  1.70%, 11/01/13 (A)
                  LOC: Toronto-Domnion Bank ...........        3,900,000


     PAR VALUE                                                  VALUE
     ---------                                                  -----

                  MASSACHUSETTS (CONTINUED)

$   20,000,000    Marblehead, BAN, GO
                  3.00%, 08/22/02 .....................  $    20,067,523
     2,500,000    Massachusetts Municipal
                  Wholesale Electric Co.
                  Power Supply System
                  Series C
                  1.75%, 07/01/19 (A)
                  Insured: MBIA
                  LOC: Credit Suiss First Boston ......        2,500,000
     7,350,000    Massachusetts State, Series B, GO
                  2.05%, 08/01/15 (A)
                  SPA: Landesbank Hessen-Thuringen GZ .        7,350,000
    20,000,000    Massachusetts State, Series B, GO
                  1.90%, 09/01/16 (A)
                  SPA: Toronto-Dominion Bank ..........       20,000,000
     5,500,000    Massachusetts State
                  Development Finance Agency
                  2.45%, 12/14/01
                  LOC: First Union National Bank ......        5,500,000
     4,735,000    Massachusetts State
                  Development Finance Agency
                  Bancroft School Issue
                  1.95%, 09/01/31 (A)
                  LOC: Allied Irish Bank Plc ..........        4,735,000
     8,000,000    Massachusetts State
                  Development Finance Agency
                  Berkshire School Project
                  1.95%, 09/01/31 (A)
                  LOC: Allied Irish Bank Plc ..........        8,000,000
     9,900,000    Massachusetts State
                  Development Finance Agency
                  Ed-Dexter School Project
                  2.00%, 05/01/30 (A)
                  Insured: MBIA
                  LOC: First Union National Bank ......        9,900,000
    16,745,000    Massachusetts State
                  Development Finance Agency
                  Higher Education, Smith College
                  1.85%, 07/01/24 (A) .................       16,745,000
     2,000,000    Massachusetts State
                  Development Finance Agency
                  Meadowbrook School Issue
                  1.95%, 08/01/30 (A)
                  LOC: Allied Irish Bank Plc ..........        2,000,000
     4,000,000    Massachusetts State
                  Development Finance Agency
                  Worcester Academy Issue
                  1.95%, 10/01/30 (A)
                  LOC: Allied Irish Bank Plc ..........        4,000,000
    17,690,000    Massachusetts State HEFA
                  Amherst College
                  Series F
                  1.55%, 11/01/26 (A) .................       17,690,000
     5,400,000    Massachusetts State HEFA
                  Bentley College
                  Series K
                  1.75%, 07/01/30 (A)
                  LOC: State Street Bank ..............        5,400,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001

    PAR VALUE                                                  VALUE
    ---------                                                  -----

MASSACHUSETTS (CONTINUED)

$   14,600,000    Massachusetts State HEFA
                  Capital Asset Program
                  Series D
                  1.95%, 1/01/35 (A)
                  Insured: MBIA
                  SPA: State Street Bank ..............  $    14,600,000
     9,700,000    Massachusetts State HEFA
                  Capital Asset Program
                  Series E
                  1.95%, 01/01/35 (A)
                  LOC: Bank One, N.A. .................        9,700,000
     8,000,000    Massachusetts State HEFA
                  Harvard University
                  Series R
                  1.70%, 11/01/49 (A) .................        8,000,000
    21,100,000    Massachusetts State HEFA
                  Harvard University
                  Series Y
                  1.75%, 07/01/35 (A) .................       21,100,000
    16,150,000    Massachusetts State HEFA
                  Massachusetts Institute of Technology
                  Series J-2
                  1.70%, 07/01/31 (A) .................       16,150,000
    14,520,000    Massachusetts State HEFA
                  Newton Wellesley Hospital
                  Series F
                  1.45%, 07/01/25 (A)
                  Insured: MBIA
                  SPA: Credit Suisse First Boston .....       14,520,000
    16,700,000    Massachusetts State HEFA
                  Partners Healthcare System
                  Series P-2
                  1.85%, 07/01/27 (A)
                  Insured: FSA
                  SPA: Morgan Guaranty Trust
                  SPA: Bayerische Landesbank GZ .......       16,700,000
     1,600,000    Massachusetts State HEFA
                  University of Massachusetts
                  Series A
                  1.70%, 11/01/30 (A)
                  LOC: Dexia Credit Local de France ...        1,600,000
     4,300,000    Massachusetts State HEFA
                  Welleley College
                  Series E
                  1.65%, 07/01/22 (A) .................        4,300,000
    19,500,000    Massachusetts State HEFA
                  Wellesley College
                  Series G
                  1.70%, 07/01/39 (A) .................       19,500,000
    26,600,000    Massachusetts State HFA
                  Multi-Family
                  Series A
                  1.85%, 12/01/25 (A)
                  Insured: GNMA
                  SPA: Reublic National Bank of New York      26,600,000


     PAR VALUE                                                  VALUE
     ---------                                                  -----

MASSACHUSETTS (CONTINUED)

$    2,500,000    Massachusetts State IFA
                  Buckingham Brown Nichols Issue
                  1.95%, 05/01/27 (A)
                  LOC: State Street Bank ..............  $     2,500,000
     1,500,000    Massachusetts State IFA
                  Gordon College Issue
                  1.95%, 12/01/27 (A)
                  LOC: State Street Bank ..............        1,500,000
     3,765,000    Massachusetts State IFA
                  New England College
                  1.95%, 10/01/27 (A)
                  LOC: State Street Bank ..............        3,765,000
     9,300,000    Massachusetts State IFA, PCR
                  Holyoke Water Power Co.
                  Series A
                  1.70%, 05/01/22 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ....................        9,300,000
     9,695,000    Massachusetts State SP OB Revenue
                  Series A
                  Pre-refunded 06/01/02
                  6.00%, 06/01/13
                  Insured: AMBAC Surety Bond ..........        9,992,277
    19,800,000    Massachusetts State
                  Water Resource Authority
                  Subordinated, General Purpose
                  Series A
                  1.75%, 04/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia ............       19,800,000
     5,500,000    Massachusetts State
                  Water Resource Authority
                  Subordinated, General Purpose
                  SeriesB
                  1.75%, 08/01/28 (A)
                  LOC: Landesbank Hessen-Thuringen GZ .        5,500,000
     8,440,000    Needham, BAN, GO
                  2.64%, 06/28/02 .....................        8,440,497
     3,000,000    Northbridge, BAN, GO
                  4.50%, 02/21/02 .....................        3,011,139
     8,260,000    Peabody, BAN, GO
                  3.35%, 02/15/02 .....................        8,264,174
     4,240,000    Peabody, BAN, GO
                  3.40%, 04/26/02 .....................        4,246,929
     2,114,833    Stoughton, BAN, GO
                  3.75%, 02/08/02 .....................        2,117,047
     1,500,000    Sudbury, Series A, GO
                  4.75%, 06/01/02 .....................        1,518,339
     2,980,000    Wellesley, BAN, GO
                  3.00%, 06/06/02 .....................        2,985,170
     4,517,000    Westfield, BAN, GO
                  3.25%,12/20/01 ......................        4,523,926
     5,360,000    Weston, BAN, GO
                  3.75%, 02/15/02 .....................        5,367,679
     3,426,000    Wilmington, GO
                  4.50%, 06/15/02 .....................        3,463,830
                                                         ---------------
                                                             458,511,801
                                                         ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001



     PAR VALUE                                                  VALUE
     ---------                                                  -----

                  MISSISSIPPI- 1.63%

$    3,600,000    Harrison County, PCR
                  DuPont (E.I.) deNemours Project
                  2.00%, 09/01/10 (A) .................  $     3,600,000
     4,910,000    Perry County, PCR
                  Leaf River Forest Project
                  2.05%, 03/01/02 (A)
                  LOC: Wachovia Bank, N.A. ............        4,910,000
                                                         ---------------
                                                               8,510,000
                                                         ---------------
                  NEVADA - 0.48%

     2,500,000    Clark County School District
                  Series B, GO
                  1.99%, 06/15/21 (A)
                  Insured: FSA
                  SPA: Bayerische Landesbank ..........        2,500,000
                                                         ---------------

                  NEW MEXICO - 0.21%

     1,105,000    Farmington, PCR
                  Arizona Public Service Co.
                  Series B
                  2.05%, 09/01/24 (A)
                  LOC: Barclays Bank Plc ..............        1,105,000
                                                         ---------------

                  PUERTO RICO - 1.89%

     8,870,000    Puerto Rico Commonwealth
                  Government Development Bank
                  1.43%, 12/01/15 (A)
                  Insured: MBIA
                  SPA: Credit Suisse First Boston .....        8,870,000
     1,000,000    Puerto Rico Commonwealth
                  Highway & Transportation Authority
                  Series
                  1.65%, 07/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia ............        1,000,000
                                                         ---------------
                                                               9,870,000
                                                         ---------------

                  TENNESSEE - 0.79%

     4,100,000    Metropolitan Nashville Airport Authority
                  Special Facilities Revenue
                  American Airlines Project
                  Series A
                  2.00%, 10/01/12 (A)
                  LOC: Credit Suisse First Boston .....        4,100,000
                                                         ---------------


     PAR VALUE                                                  VALUE
     ---------                                                  -----

                  TEXAS - 1.78%

$    2,300,000    Harris County IDC, PCR
                  Exxon Mobil Corp.
                  1.85%, 03/01/24 (A) .................  $     2,300,000
     6,950,000    Harris County IDC, PCR
                  Exxon Mobil Corp.
                  1.85%, 03/01/24 (A) .................        6,950,000
                                                         ---------------
                                                               9,250,000
                                                         ---------------
                  TOTAL MUNICIPAL SECURITIES ..........      517,646,801
                                                         ---------------
                  (Cost $517,646,801)

                  SHARES
                  ------

INVESTMENT COMPANIES - 0.40%

       125,628    Federated Municipal Trust
                  Massachusetts Municipal Cash Trust ..          125,628
         4,094    Federated Tax-Free Obligations Fund .            4,094
     1,962,009    SEI Tax-Exempt Trust
                  Money Market Fund ...................        1,962,009
                                                         ---------------
                  TOTAL INVESTMENT COMPANIES ..........        2,091,731
                                                         ---------------
                  (Cost $2,091,731)

TOTAL INVESTMENTS - 99.62% ............................      519,738,532
                                                         ---------------
(Cost $519,738,532)*
NET OTHER ASSETS AND LIABILITIES - 0.38% ..............        2,000,030
                                                         ---------------
NET ASSETS - 100.00% ..................................  $   521,738,562
                                                         ===============


--------------------
*   Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds have demand features within one year. Notes mature within one year. The interest rate shown relects the rate in effect at October 31, 2001.

AMBAC    American Municipal Bond Assurance Corp.
BAN      Bond Anticipation Note
FSA      Financial Security Assurance Company
GNMA     Government National Mortgage Association
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Agency
IDC      Industrial Development Corp.
IFA      Industrial Finance Authority
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement
SP OB    Special Obigation


                       SEE NOTES TO FINANCIAL STATEMENTS.

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

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001


                                                              MONEY             GOVERNMENT       U.S. TREASURY        TAX-EXEMPT
                                                             MARKET            MONEY MARKET      MONEY MARKET        MONEY MARKET
                                                              FUND                 FUND              FUND                FUND
                                                          ---------------    ---------------    ---------------    ---------------

ASSETS:
Investments (Note 2):
Investments at amortized cost ..........................  $ 5,674,024,648    $   731,208,157    $ 1,776,360,612    $ 1,722,028,359
Repurchase agreement ...................................       76,336,000        223,644,000                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
Total Investments at value .............................    5,750,360,648        954,852,157      1,776,360,612      1,722,028,359
Cash ...................................................              368                 --                 --                437
Receivable for shares sold .............................              200                 --                 --                 --
Interest and dividends receivable ......................       30,474,531          2,882,307          7,050,796          7,870,466
                                                          ---------------    ---------------    ---------------    ---------------
Total Assets ...........................................    5,780,835,747        957,734,464      1,783,411,408      1,779,899,262
                                                          ---------------    ---------------    ---------------    ---------------

LIABILITIES:
Dividends payable ......................................        5,835,868          1,090,139          1,814,901          2,222,799
Payable for investments purchased ......................       75,000,000         20,000,000                 --                 --
Payable for shares repurchased .........................           10,333                 --                 --                 --
Payable to custodian ...................................             --               61,052                 --                 --
Investment advisory fee payable (Note 3) ...............        1,694,636            293,786            576,563            569,015
Payable to Fleet affiliates (Note 3) ...................          249,359             36,362             71,221             25,479
Payable to Administrator (Note 3) ......................          537,148             87,600            184,804            149,295
Trustees' fees and expenses payable (Note 3) ...........          177,931             48,521             52,351             33,608
Accrued expenses and other payables ....................          292,760             21,711            105,781            109,526
                                                          ---------------    ---------------    ---------------    ---------------
Total Liabilities ......................................       83,798,035         21,639,171          2,805,621          3,109,722
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS .............................................  $ 5,697,037,712    $   936,095,293    $ 1,780,605,787    $ 1,776,789,540
                                                          ===============    ===============    ===============    ===============


NET ASSETS consist of:
Par value (Note 5) .....................................  $      5,697,05    $       936,136    $     1,780,403    $     1,777,107
Paid-in capital in excess of par value .................    5,691,085,445        935,200,331      1,778,395,205      1,775,277,589
Undistributed (overdistributed) net investment income ..          243,221            (41,174)           316,541            (19,467)
Accumulated net realized gain (loss) on investments sold           11,981                 --            113,638           (245,689)
                                                          ---------------    ---------------    ---------------    ---------------
TOTAL NET ASSETS .......................................  $ 5,697,037,712    $   936,095,293    $ 1,780,605,787    $ 1,776,789,540
                                                          ===============    ===============    ===============    ===============

Retail A Shares:
Net assets .............................................  $ 3,140,116,142    $   357,902,044    $   894,961,783        289,154,721
Shares of beneficial interest outstanding ..............    3,139,979,159        357,923,797        894,718,303        289,211,500
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, offering and redemption price per share  $          1.00    $          1.00    $          1.00    $          1.00
                                                          ===============    ===============    ===============    ===============

Retail B Shares:
Net assets .............................................  $     7,681,403                N/A                N/A                N/A
Shares of beneficial interest outsanding ...............        7,681,369                N/A                N/A                N/A
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE and offering price per share* ..........  $          1.00                N/A                N/A                N/A
                                                          ===============    ===============    ===============    ===============

Trust Shares:
Net assets .............................................  $ 2,549,240,167    $   578,193,249    $   885,644,004      1,487,634,819
Shares of beneficial interest outstanding ..............    2,549,404,491        578,212,668        885,684,234      1,487,895,198
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, offering and redemption price per share  $          1.00    $          1.00    $          1.00    $          1.00
                                                          ===============    ===============    ===============    ===============





                                                             CONNECTICUT      MASSACHUSETTS
                                                              MUNICIPAL         MUNICIPAL
                                                          MONEY MARKET FUND  MONEY MARKET FUND
                                                           ---------------   ---------------

ASSETS:
Investments (Note 2):
Investments at amortized cost ..........................   $   280,347,601   $   519,738,532
Repurchase agreement ...................................                --                --
                                                           ---------------   ---------------
Total Investments at value .............................       280,347,601       519,738,532
Cash ...................................................            17,634             1,244
Receivable for shares sold .............................                --                --
Interest and dividends receivable ......................         1,029,406         2,611,799
                                                           ---------------   ---------------
Total Assets ...........................................       281,394,641       522,351,575
                                                           ---------------   ---------------

LIABILITIES:
Dividends payable ......................................           162,825           287,125
Payable for investments purchased ......................         7,123,418                --
Payable for shares repurchased .........................                --                --
Payable to custodian ...................................                --                --
Investment advisory fee payable (Note 3) ...............            95,437           183,201
Payable to Fleet affiliates (Note 3) ...................            23,694            36,643
Payable to Administrator (Note 3) ......................            28,789            55,079
Trustees' fees and expenses payable (Note 3) ...........             9,574            10,404
Accrued expenses and other payables ....................            26,335            40,561
                                                           ---------------   ---------------
Total Liabilities ......................................         7,470,072           613,013
                                                           ---------------   ---------------
NET ASSETS .............................................   $   273,924,569   $   521,738,562
                                                           ===============   ===============


NET ASSETS consist of:
Par value (Note 5) .....................................   $       273,931   $       521,755
Paid-in capital in excess of par value .................       273,663,465       521,233,340
Undistributed (overdistributed) net investment income ..            (5,391)           (4,086)
Accumulated net realized gain (loss) on investments sold            (7,436)          (12,447)
                                                           ---------------   ---------------
TOTAL NET ASSETS .......................................   $   273,924,569   $   521,738,562
                                                           ===============   ===============

Retail A Shares:
Net assets .............................................   $   273,924,569   $   521,738,562
Shares of beneficial interest outstanding ..............       273,930,776       521,755,064
                                                           ---------------   ---------------
NET ASSET VALUE, offering and redemption price per share   $          1.00   $          1.00
                                                           ===============   ===============

Retail B Shares:
Net assets .............................................               N/A               N/A
Shares of beneficial interest outsanding ...............               N/A               N/A
                                                           ---------------   ---------------
NET ASSET VALUE and offering price per share* ..........               N/A               N/A
                                                           ===============   ===============

Trust Shares:
Net assets .............................................               N/A               N/A
Shares of beneficial interest outstanding ..............               N/A               N/A
                                                           ---------------   ---------------
NET ASSET VALUE, offering and redemption price per share               N/A               N/A
                                                           ===============   ===============


--------------------------
* Redempion price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       28-29

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2001



                                                              MONEY        GOVERNMENT      U.S. TREASURY      TAX-EXEMPT
                                                              MARKET      MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                              FUND            FUND             FUND              FUND
                                                         -------------    -------------    -------------    -------------
 INVESTMENT INCOME:
 Interest (Note 2) ...................................   $ 266,043,943    $  42,808,978    $  71,614,313    $  53,072,902
 Dividends (Note 2) ..................................              --               --               --          941,240
                                                         -------------    -------------    -------------    -------------
 Total investmnt income ..............................     266,043,943       42,808,978       71,614,313       54,014,142
                                                         -------------    -------------    -------------    -------------
 EXPENSES:
 Investment advisory fee (Note 3) ....................      21,732,209        3,476,545        5,803,677        6,803,829
 Administration fee (Note 3) .........................       3,587,579          571,558        1,021,223        1,120,066
 Custodian fee (Note 3) ..............................          29,415           18,249           18,161           29,900
 Fund accounting fee (Note 3) ........................         150,377           98,219          140,160          170,061
 Professional fees (Note 3) ..........................         139,140           32,101           40,254           54,317
 Shareholder servicing and 12b-1 fees (Note 3) .......       2,991,396          337,056          712,131          257,219
 Transfer agent fee (Note 3) .........................       2,387,675          324,415          542,717           85,559
 Trustees' fees and expenses (Note 3) ................          70,998            9,614           19,944           24,094
 Reports to shareholders (Note 3) ....................       1,151,641          111,379          296,583          120,840
 Miscellaneous .......................................         258,748           68,423          115,298           56,117
                                                         -------------    -------------    -------------    -------------
 Total expenses before reimbursement/waiver (Note 4) .      32,499,178        5,047,559        8,710,148        8,722,002
                                                         -------------    -------------    -------------    -------------
 Less: reimbursement/waiver (Note 4) .................      (2,351,296)         (68,521)         (48,448)        (506,029)
                                                         -------------    -------------    -------------    -------------
 Total expenses net of reimbursement/waiver ..........      30,147,882        4,979,038        8,661,700        8,215,973
                                                         -------------    -------------    -------------    -------------
 NET INVESTMENT INCOME ...............................     235,896,061       37,829,940       62,952,613       45,798,169
                                                         -------------    -------------    -------------    -------------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)          13,013               --           80,730              (85)
                                                         -------------    -------------    -------------    -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .  $ 235,909,074    $  37,829,940       63,033,343    $  45,798,084
                                                         =============    =============    =============    =============




                                                          CONNECTICUT           MASSACHUSETTS
                                                           MUNICIPAL              MUNICIPAL
                                                        MONEY MARKET FUND     MONEY MARKET FUND
                                                        -----------------     -----------------
 INVESTMENT INCOME:
 Interest (Note 2) ...................................   $   8,422,089          $  16,763,744
 Dividends (Note 2) ..................................          96,787                128,834
                                                         -------------          -------------
 Total investmnt income ..............................       8,518,876             16,892,578
                                                         -------------          -------------
 EXPENSES:
 Investment advisory fee (Note 3) ....................       1,142,691              2,154,575
 Administration fee (Note 3) .........................         189,968                358,159
 Custodian fee (Note 3) ..............................           9,087                 19,573
 Fund accounting fee (Note 3) ........................          59,539                 95,553
 Professional fees (Note 3) ..........................          24,558                 31,190
 Shareholder servicing and 12b-1 fees (Note 3) .......         285,069                413,776
 Transfer agent fee (Note 3) .........................          22,678                 18,480
 Trustees' fees and expenses (Note 3) ................           3,883                  8,017
 Reports to shareholders (Note 3) ....................          27,079                 50,480
 Miscellaneous .......................................          15,137                 31,536
                                                         -------------          -------------
 Total expenses before reimbursement/waiver (Note 4) .       1,779,689              3,181,339
                                                         -------------          -------------
 Less: reimbursement/waiver (Note 4) .................          (8,789)                (8,789)
                                                         -------------          -------------
 Total expenses net of reimbursement/waiver ..........       1,770,900              3,172,550
                                                         -------------          -------------
 NET INVESTMENT INCOME ...............................       6,747,976             13,720,028
                                                         -------------          -------------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD (NOTE 2)            --                     --
                                                         -------------          -------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .  $   6,747,976          $  13,720,028
                                                         =============          =============


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       30-31

-------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           MONEY MARKET                    GOVERNMENT
                                                                               FUND                     MONEY MARKET FUND
                                                                  ------------------------------  -----------------------------
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                    OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                                                       2001            2000            2001           2000
                                                                  --------------  --------------  -------------  --------------

NET ASSETS at beginning of period ............................    $4,908,185,054  $4,117,022,862  $ 861,773,686  $  941,063,718
                                                                  --------------  --------------  -------------  --------------
Increase in Net Assets resulting from operations:
 Net investment income .......................................       235,896,061     256,678,924     37,829,940      51,333,785
 Net realized gain (loss) on investments sold ................            13,013             111             --              --
                                                                  --------------  --------------  -------------  --------------
   Net increase in net assets resulting from operations ......       235,909,074     256,679,035     37,829,940      51,333,785
                                                                  --------------  --------------  -------------  --------------
Dividends to shareholders from:
 Retail A Shares:
   Net investment income .....................................      (135,266,871)   (146,866,198)   (14,359,108)    (18,475,073)
                                                                  --------------  --------------  -------------  --------------
 Retail B Shares:
   Net investment income .....................................          (117,071)       (115,383)           N/A             N/A
                                                                  --------------  --------------  -------------  --------------
 Trust Shares:
   Net investment income .....................................       (96,759,725)   (106,347,775)   (23,470,832)    (32,995,383)
                                                                  --------------  --------------  -------------  --------------
 BKB Shares:
   Net investment income .....................................        (3,752,286)     (3,349,002)           N/A             N/A
                                                                  --------------  --------------  -------------  --------------
     Total Dividends to shareholders .........................      (235,895,953)   (256,678,358)   (37,829,940)    (51,470,456)
                                                                  --------------  --------------  -------------  --------------
Net increase (decrease) from share transactions(1) ...........       788,839,537     791,161,515     74,321,607     (79,153,361)
                                                                  --------------  --------------  -------------  --------------
   Net increase (decrease) in net assets .....................       788,852,658     791,162,192     74,321,607     (79,290,032)
                                                                  --------------  --------------  -------------  --------------

NET ASSETS at end of period (including line A) ...............    $5,697,037,712  $4,908,185,054    936,095,293  $  861,773,686
                                                                   =============   =============  =============   =============
(A) Undistributed (overdistributed) net investment income ....    $      243,221  $      243,113  $     (41,174) $      (41,174)
                                                                   =============   =============  =============   =============

--------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 34 and 35.

                                                                          U.S. TREASURY
                                                                           MONEY MARKET                   TAX-EXEMPT
                                                                               FUND                     MONEY MARKET FUND
                                                                  ------------------------------  ------------------------------
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                    OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                                       2001            2000            2001            2000
                                                                  --------------  --------------  --------------  --------------

NET ASSETS at beginning of period ............................    $1,300,306,203  $1,044,155,421  $1,576,274,597  $  716,194,717
                                                                  --------------  --------------  --------------  --------------
Increase in Net Assets resulting from operations:
 Net investment income .......................................        62,952,613      60,843,959      45,798,169      33,387,098
 Net realized gain (loss) on investments sold ................            80,730          32,908             (85)             --
                                                                  --------------  --------------  --------------  --------------
   Net increase in net assets resulting from operations ......        63,033,343      60,876,867      45,798,084      33,387,098
                                                                  --------------  --------------  --------------  --------------
Dividends to shareholders from:
 Retail A Shares:
   Net investment income .....................................       (27,235,271)    (29,479,574)     (5,763,547)     (5,967,705)
                                                                  --------------  --------------  --------------  --------------
 Retail B Shares:
   Net investment income .....................................               N/A             N/A             N/A             N/A
                                                                  --------------  --------------  --------------  --------------

 Trust Shares:
   Net investment income .....................................       (28,988,771)    (25,421,120)    (38,564,636)    (25,796,826)
                                                                  --------------  --------------  --------------  --------------
 BKB Shares:
   Net investment income .....................................        (6,728,567)     (5,943,265)     (1,470,000)     (1,622,567)
                                                                  --------------  --------------  --------------  --------------
     Total Dividends to shareholders .........................       (62,952,609)    (60,843,959)    (45,798,183)    (33,387,098)
                                                                  --------------  --------------  --------------  --------------
Net increase (decrease) from share transactions(1) ...........       480,218,850     256,117,874     200,515,042     860,079,880
                                                                  --------------  --------------  --------------  --------------
   Net increase (decrease) in net assets .....................       480,299,584     256,150,782     200,514,943     860,079,880
                                                                  --------------  --------------  --------------  --------------
NET ASSETS at end of period (including line A) ...............    $1,780,605,787  $1,300,306,203  $1,776,789,540  $1,576,274,597
                                                                  ==============  ==============  ==============  ==============
(A) Undistributed (overdistributed) net investment income ....    $      316,541  $      316,537  $      (19,467) $      (19,453)
                                                                  ==============  ==============  ==============  ==============






                                                                      CONNECTICUT MUNICIPAL
                                                                           MONEY MARKET               MASSACHUSETTS MUNICIPAL
                                                                               FUND                     MONEY MARKET FUND
                                                                  ------------------------------  ------------------------------
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                    OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                                       2001            2000            2001            2000
                                                                  --------------  --------------  --------------  --------------

NET ASSETS at beginning of period ............................    $  262,148,790  $  243,051,014  $  480,835,328  $  241,611,437
                                                                  --------------  --------------  --------------  --------------
Increase in Net Assets resulting from operations:
 Net investment income .......................................         6,747,976       8,261,357      13,720,028      10,092,340
 Net realized gain (loss) on investments sold ................                --              --              --              --
                                                                  --------------  --------------  --------------  --------------
   Net increase in net assets resulting from operations ......         6,747,976       8,261,357      13,720,028      10,092,340
                                                                  --------------  --------------  --------------  --------------
Dividends to shareholders from:
 Retail A Shares:
   Net investment income .....................................        (6,747,976)     (8,261,357)    (13,720,028)    (10,094,660)
                                                                  --------------  --------------  --------------  --------------
 Retail B Shares:
   Net investment income .....................................               N/A             N/A             N/A             N/A
                                                                  --------------  --------------  --------------  --------------

 Trust Shares:
   Net investment income .....................................               N/A             N/A             N/A             N/A
                                                                  --------------  --------------  --------------  --------------
 BKB Shares:
   Net investment income .....................................               N/A             N/A             N/A             N/A
                                                                  --------------  --------------  --------------  --------------
     Total Dividends to shareholders .........................        (6,747,976)     (8,261,357)    (13,720,028)    (10,094,660)
                                                                  --------------  --------------  --------------  --------------
Net increase (decrease) from share transactions(1) ...........        11,775,779      19,097,776      40,903,234     239,226,211
                                                                  --------------  --------------  --------------  --------------
   Net increase (decrease) in net assets .....................        11,775,779      19,097,776      40,903,234     239,223,891
                                                                  --------------  --------------  --------------  --------------
NET ASSETS at end of period (including line A) ...............    $  273,924,569  $  262,148,790  $  521,738,562  $  480,835,328
                                                                  ==============  ==============  ==============  ==============
(A) Undistributed (overdistributed) net investment income ....    $       (5,391) $       (5,391) $       (4,086) $       (4,086)
                                                                  ==============  ==============  ==============  ==============


--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS -
CAPITAL STOCK ACTIVITY


                                                                           MONEY MARKET                       GOVERNMENT
                                                                              FUND                        MONEY MARKET FUND
                                                                ---------------------------------   -------------------------------
                                                                  YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                                  OCTOBER 31,       OCTOBER 31,       OCTOBER 31,      OCTOBER 31,
                                                                     2001              2000              2001             2000
                                                                ---------------   ---------------   --------------   --------------
DOLLAR AMOUNTS
Retail A Shares:
 Sold ......................................................... $ 9,365,271,720   $ 8,268,570,953   $  646,815,617   $  743,509,199
 Issued in connection with acquisition (Note 8) ...............       4,045,016                --               --               --
 Issued to shareholders due to conversion of BKB Shares
   into Retail A Shares .......................................     108,911,190                --               --               --
 Issued to shareholders in reinvestment of dividends ..........     134,594,229       146,291,812       14,296,208       18,402,924
 Repurchased ..................................................  (9,258,557,144)   (8,063,682,800)    (636,076,652)     (777,745,45)
                                                                ---------------   ---------------   --------------   --------------
 Net increase (decrease) in shares outstanding ................ $   354,265,011   $   351,179,965   $   25,035,173   $  (15,833,329)
                                                                ===============   ===============   ==============   ==============
Retail B Shares:
 Sold ......................................................... $    11,379,463   $    14,255,894              N/A              N/A
 Issued in connection with acquisition (Note 8) ...............       2,610,132                --              N/A              N/A
 Issued to shareholders in reinvestment of dividends ..........         113,106           104,601              N/A              N/A
 Repurchased ..................................................      (8,746,452)      (14,520,464)             N/A              N/A
                                                                ---------------   ---------------   --------------   --------------
 Net increase (decrease) in shares outstanding ................ $     5,356,249   $      (159,969)             N/A              N/A
                                                                ===============   ===============   ==============   ==============
Trust Shares:
 Sold ......................................................... $ 2,663,766,913   $ 3,066,536,467   $1,484,492,057   $1,468,685,373
 Issued in connection with acquisition (Note 7) ...............              --         7,620,184               --               --
 Issued in connection with acquisition (Note 8) ...............     516,744,748                --               --               --
 Issued to shareholders in reinvestment of dividends ..........         291,952           238,892          422,109          592,505
 Repurchased ..................................................  (2,630,807,600)   (2,755,003,951)  (1,435,627,732)  (1,532,597,910)
                                                                ---------------   ---------------   --------------   --------------
 Net increase (decrease) in shares outstanding ................ $   549,996,013   $   319,391,592   $   49,286,434   $  (63,320,032)
                                                                ===============   ===============   ==============   ==============
BKB Shares:
 Sold ......................................................... $    43,307,501   $    55,732,830              N/A              N/A
 Issued in connection with acquisition (Note 7) ...............              --       163,912,313              N/A              N/A
 Issued to shareholders in reinvestment of dividends ..........       3,649,563         3,263,395              N/A              N/A
 Redeemed from shareholders due to conversion of BKB Shares
    into Retail A Shares ......................................    (108,911,190)               --              N/A              N/A
 Repurchased ..................................................     (58,823,610)     (102,158,611)             N/A              N/A
                                                                ---------------   ---------------   --------------   --------------
 Net increase (decrease) in shares outstanding ................ $  (120,777,736)  $   120,749,927              N/A              N/A
                                                                ===============   ===============   ==============   ==============

SHARE ACTIVITY
Retail A Shares:
 Sold .........................................................   9,365,271,725     8,268,570,953      646,815,617      743,509,199
 Issued in connection with acquisition (Note 8) ...............       4,048,487                --               --               --
 Issued to shareholders due to conversion of BKB Shares
   into Retail A Shares .......................................     108,922,290                --               --               --
 Issued to shareholders in reinvestment of dividends ..........     134,594,229       146,291,812       14,296,208       18,402,924
 Repurchased ..................................................  (9,258,557,144)   (8,063,682,800)    (636,076,652)    (777,745,452)
                                                                ---------------   ---------------   --------------   --------------
 Net increase (decrease) in shares outstanding ................     354,279,587       351,179,965       25,035,173      (15,833,329)
                                                                ===============   ===============   ==============   ==============
Retail B Shares:
 Sold .........................................................      11,379,463        14,255,894              N/A              N/A
 Issued in connection with acquisition (Note 8) ...............       2,604,607               --               N/A              N/A
 Issued to shareholders in reinvestment of dividends ..........         113,106           104,601              N/A              N/A
 Repurchased ..................................................      (8,740,695)      (14,520,464)             N/A              N/A
                                                                ---------------   ---------------   --------------   --------------
 Net increase (decrease) in shares outstanding ................       5,356,481          (159,969)             N/A              N/A
                                                                ===============   ===============   ==============   ==============
Trust Shares
 Sold .........................................................   2,663,761,156     3,066,536,467    1,484,492,057    1,468,685,373
 Issued in connection with acquisition (Note 7) ...............              --         7,621,993               --               --
 Issued in connection with acquisition (Note 8) ...............     516,981,858                --               --               --
 Issued to shareholders in reinvestmet of dividends ...........         291,952           238,892          422,109          592,505
 Repurchased ..................................................  (2,630,807,600)   (2,755,003,951)  (1,435,627,732)  (1,532,597,910)
                                                                ---------------   ---------------   --------------   --------------
 Net increase (decrease) in shares outstanding ................     550,227,366       319,393,401       49,286,434      (63,320,032)
                                                                ===============   ===============   ==============   ==============
BKB Shares:
 Sold .........................................................      43,307,501        55,732,830              N/A              N/A
 Issued in connection with acquisition (Note 7) ...............            --         163,951,222              N/A              N/A
 Issued to shareholders in reinvestment of dividends ..........       3,649,563         3,263,395              N/A              N/A
 Redeemed from sharehlders due to conversion of BKB Shares
   into Retail A Shares .......................................    (108,922,290)               --              N/A              N/A
 Repurchased ..................................................     (58,823,610)     (102,158,611)             N/A              N/A
                                                                ---------------   ---------------   --------------   --------------
 Net increase (decrease) in shares outstanding ................    (120,788,836)      120,788,836              N/A              N/A
                                                                ===============   ===============   ==============   ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

See Notes to Financial Statements.

                                                                          U.S. TREASURY
                                                                           MONEY MARKET                      TAX-EXEMPT
                                                                               FUND                        MONEY MARKET FUND
                                                                 -------------------------------    ------------------------------
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                                   OCTOBER 31,      OCTOBER 31,       OCTOBER 31,      OCTOBER 31,
                                                                      2001             2000              2001            2000
                                                                 ---------------  --------------    --------------   --------------


DOLLAR AMOUNTS
Retail A Shares:
 Sold .........................................................  $2,362,487,082   $1,698,310,672    $  881,334,884   $   734,554,85
 Issued in connection with acquisition (Note 8) ...............       1,579,570                -         1,266,138               --
 Issued to shareholders due to conversion of BKB Shares
   into Retail A Shares .......................................     200,578,204                -        62,858,874               --
 Issued to shareholders in reinvestment of dividends ..........      26,982,059       29,379,151         5,678,116        5,950,738
 Repurchased ..................................................  (2,241,440,757)  (1,767,331,977)     (877,897,846)    (684,649,168)
                                                                 ---------------  --------------    --------------   --------------
 Net increase (decrease) in shares outstanding ................  $  350,186,158   $  (39,642,154)   $   73,240,166   $   55,856,375
                                                                 ===============  ==============    ==============   ==============

Retail B Shares:
 Sold .........................................................             N/A              N/A               N/A              N/A
 Issued in connection with acquisition (Note 8) ...............             N/A              N/A               N/A              N/A
 Issued to shareholders in reinvestment of dividends ..........             N/A              N/A               N/A              N/A
 Repurchased ..................................................             N/A              N/A               N/A              N/A
                                                                 ---------------  --------------    --------------   --------------
 Net increase (decrease) in shares outstanding ................             N/A              N/A               N/A              N/A
                                                                 ===============  ==============    ==============   ==============
Trust Shares:
 Sold .........................................................  $  945,459,157   $  594,818,752    $1,557,252,541   $  890,432,517
 Issued in connection with acquisition (Note 7) ...............              --               --                --      736,875,656
 Issued in connection with acquisition (Note 8) ...............     231,184,414               --       110,988,126               --
 Issued to shareholders in reinvestment of dividends ..........       1,200,879        1,437,395               791               --
 Repurchased ..................................................    (803,049,914)    (545,245,702)   (1,457,050,623)    (906,982,301)
                                                                 ---------------  --------------    --------------   --------------
 Net increase (decrease) in shares outstanding ................  $  374,794,536   $   51,010,445    $  211,190,835   $  720,325,872
                                                                 ===============  ==============    ==============   ==============
BKB Shares:
 Sold .........................................................  $  100,744,210   $  113,884,896    $   53,150,356   $   61,631,050
 Issued in connection with acquisition (Note 7) ...............              --      326,518,379                --      141,125,080
 Issued to shareholders in reinvestment of dividends ..........       6,642,132        5,784,933         1,354,351        1,461,060
 Redeemed from shareholders due to conversion of BKB Shares
    into Retail A Shares ......................................    (200,578,204)              --       (62,858,874)              --
 Repurchased ..................................................    (151,569,982)    (201,438,625)      (75,561,792)    (120,319,557)
                                                                 ---------------  --------------    --------------   --------------
 Net increase (decrease) in shares outstanding ................  $ (244,761,844)  $  244,749,583    $  (83,915,959)  $   83,897,633
                                                                 ===============  ==============    ==============   ==============
SHARE ACTIVITY
Retail A Shares:
 Sold .........................................................   2,362,487,082    1,698,310,672       881,334,884      734,554,805
 Issued in connection with acquisition (Note 8) ...............       1,580,340               --         1,266,338               --
 Issued to shareholders due to conversion of BKB Shares
   into Retail A Shares .......................................     200,563,948               --        62,858,879               --
 Issued to shareholders in reinvestment of dividends ..........      26,982,059       29,379,151         5,678,116        5,950,738
 Repurchased ..................................................  (2,241,440,757)  (1,767,331,977)     (877,897,846)    (684,649,168)
                                                                 ---------------  --------------    --------------   --------------
 Net increase (decrease) in shares outstanding ................     350,172,672      (39,642,154)       73,240,371       55,856,375
                                                                 ===============  ==============    ==============   ==============

Retail B Shares:
 Sold .........................................................             N/A              N/A               N/A              N/A
 Issued in connection with acquisition (Note 8) ...............             N/A              N/A               N/A              N/A
 Issued to shareholders in reinvestment of dividends ..........             N/A              N/A               N/A              N/A
 Repurchased ..................................................             N/A              N/A               N/A              N/A
                                                                 ---------------  --------------    --------------   --------------
 Net increase (decrease) in shares outstanding ................             N/A              N/A               N/A              N/A
                                                                 ===============  ==============    ==============   ==============
Trust Shares
 Sold .........................................................     945,459,157      594,818,752     1,557,252,541      890,432,517
 Issued in connection with acquisition (Note 7) ...............              --               --                --      736,971,362
 Issued in connection with acquisition (Note 8) ...............     231,412,568               --       111,039,924               --
 Issued to shareholders in reinvestmet of dividends ...........       1,200,879        1,437,395               791               --
 Repurchased ..................................................    (803,049,914)    (545,245,702)   (1,457,050,623)    (906,982,301)
                                                                 ---------------  --------------    --------------   --------------
 Net increase (decrease) in shares outstanding ................     375,022,690       51,010,445       211,242,633      720,421,578
                                                                 ===============  ==============    ==============   ==============

BKB Shares:
 Sold .........................................................     100,744,210      113,884,896        53,150,356       61,631,050
 Issued in connection with acquisition (Note 7) ...............              --      326,516,384                --      141,143,410
 Issued to shareholders in reinvestment of dividends ..........       6,642,132        5,784,933         1,354,351        1,461,060
 Redeemed from sharehlders due to conversion of BKB Shares
   into Retail A Shares .......................................    (200,563,948)              --       (62,858,879)              --
 Repurchased ..................................................    (151,569,982)    (201,438,625)      (75,561,791)    (120,319,557)
                                                                 ---------------  --------------    --------------   --------------
 Net increase (decrease) in shares outstanding ................    (244,747,588)     244,747,588       (83,915,963)      83,915,963
                                                                 ===============  ==============    ==============   ==============



                                                                      CONNECTICUT MUNICIPAL
                                                                           MONEY MARKET               MASSACHUSETTS MUNICIPAL
                                                                               FUND                        MONEY MARKET FUND
                                                                 -------------------------------    ------------------------------
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                                   OCTOBER 31,      OCTOBER 31,       OCTOBER 31,      OCTOBER 31,
                                                                      2001             2000              2001            2000
                                                                 ---------------  --------------    --------------   --------------


DOLLAR AMOUNTS
Retail A Shares:
 Sold ......................................................... $  543,048,565   $  594,009,719   $1,207,640,309    $  966,197,524
 Issued in connection with acquisition (Note 8) ...............             --               --               --                --
 Issued to shareholders due to conversion of BKB Shares
   into Retail A Shares .......................................             --               --               --                --
 Issued to shareholders in reinvestment of dividends ..........      3,600,712        4,354,922        8,519,938         4,743,897
 Repurchased ..................................................   (534,873,498)    (579,266,865)  (1,175,257,013)     (731,715,210)
                                                                --------------   --------------   --------------    --------------
 Net increase (decrease) in shares outstanding ................ $   11,775,779   $   19,097,776   $   40,903,234    $  239,226,211
                                                                ===============  ==============    ==============   ==============

Retail B Shares:
 Sold .........................................................            N/A              N/A              N/A               N/A
 Issued in connection with acquisition (Note 8) ...............            N/A              N/A              N/A               N/A
 Issued to shareholders in reinvestment of dividends ..........            N/A              N/A              N/A               N/A
 Repurchased ..................................................            N/A              N/A              N/A               N/A
                                                                --------------   --------------   --------------    --------------
 Net increase (decrease) in shares outstanding ................            N/A              N/A              N/A               N/A
                                                                ===============  ==============    ==============   ==============
Trust Shares:
 Sold .........................................................            N/A              N/A              N/A               N/A
 Issued in connection with acquisition (Note 7) ...............            N/A              N/A              N/A               N/A
 Issued in connection with acquisition (Note 8) ...............            N/A              N/A              N/A               N/A
 Issued to shareholders in reinvestment of dividends ..........            N/A              N/A              N/A               N/A
 Repurchased ..................................................            N/A              N/A              N/A               N/A
                                                                --------------   --------------   --------------    --------------
 Net increase (decrease) in shares outstanding ................            N/A              N/A              N/A               N/A
                                                                ===============  ==============    ==============   ==============
BKB Shares:
 Sold .........................................................            N/A              N/A              N/A               N/A
 Issued in connection with acquisition (Note 7) ...............            N/A              N/A              N/A               N/A
 Issued to shareholders in reinvestment of dividends ..........            N/A              N/A              N/A               N/A
 Redeemed from shareholders due to conversion of BKB Shares
    into Retail A Shares ......................................            N/A              N/A              N/A               N/A
 Repurchased ..................................................            N/A              N/A              N/A               N/A
                                                                --------------   --------------   --------------    --------------
 Net increase (decrease) in shares outstanding ................            N/A              N/A              N/A               N/A
                                                                ===============  ==============    ==============   ==============
SHARE ACTIVITY
Retail A Shares:
 Sold .........................................................    543,048,565      594,009,719    1,207,640,309       966,197,524
 Issued in connection with acquisition (Note 8) ...............             --               --               --                --
 Issued to shareholders due to conversion of BKB Shares
   into Retail A Shares .......................................             --               --               --                --
 Issued to shareholders in reinvestment of dividends ..........      3,600,712        4,354,922        8,519,938         4,743,897
 Repurchased ..................................................   (534,873,498)    (579,266,865)  (1,175,257,013)     (731,715,210)
                                                                --------------   --------------   --------------    --------------
 Net increase (decrease) in shares outstanding ................     11,775,779       19,097,776       40,903,234       239,226,211
                                                                ===============  ==============    ==============   ==============

Retail B Shares:
 Sold .........................................................            N/A              N/A              N/A               N/A
 Issued in connection with acquisition (Note 8) ...............            N/A              N/A              N/A               N/A
 Issued to shareholders in reinvestment of dividends ..........            N/A              N/A              N/A               N/A
 Repurchased ..................................................            N/A              N/A              N/A               N/A
                                                                --------------   --------------   --------------    --------------
 Net increase (decrease) in shares outstanding ................            N/A              N/A              N/A               N/A
                                                                ===============  ==============    ==============   ==============

Trust Shares
 Sold .........................................................            N/A              N/A              N/A               N/A
 Issued in connection with acquisition (Note 7) ...............            N/A              N/A              N/A               N/A
 Issued in connection with acquisition (Note 8) ...............            N/A              N/A              N/A               N/A
 Issued to shareholders in reinvestmet of dividends ...........            N/A              N/A              N/A               N/A
 Repurchased ..................................................            N/A              N/A              N/A               N/A
                                                                --------------   --------------   --------------    --------------
 Net increase (decrease) in shares outstanding ................            N/A              N/A              N/A               N/A
                                                                ===============  ==============    ==============   ==============

BKB Shares:
 Sold .........................................................            N/A              N/A              N/A               N/A
 Issued in connection with acquisition (Note 7) ...............            N/A              N/A              N/A               N/A
 Issued to shareholders in reinvestment of dividends ..........            N/A              N/A              N/A               N/A
 Redeemed from sharehlders due to conversion of BKB Shares
   into Retail A Shares .......................................            N/A              N/A              N/A               N/A
 Repurchased ..................................................            N/A              N/A              N/A               N/A
                                                                --------------   --------------   --------------    --------------
 Net increase (decrease) in shares outstanding ................            N/A              N/A              N/A               N/A
                                                                 ===============  ==============    ==============   ==============




                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              INCOME FROM
                              INVESTMENT            LESS
                              OPERATIONS          DIVIDENDS
                              -----------        -----------

              NET ASSET                           DIVIDENDS        NET INCREASE
                VALUE             NET             FROM NET          (DECREASE)
              BEGINNING       INVESTMENT         INVESTMENT           IN NET
              0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
              ---------       -----------        -----------        -----------
RETAIL A
10/31/01        $1.00            $0.04            $(0.04)              $ -
10/31/00         1.00             0.06             (0.06)                -
10/31/99         1.00             0.04             (0.04)                -
10/31/98         1.00             0.05             (0.05)                -
10/31/97         1.00             0.05             (0.05)                -

RETAIL B

10/31/01         1.00             0.04             (0.04)                -
10/31/00         1.00             0.05             (0.05)                -
10/31/99         1.00             0.04             (0.04)                -
10/31/98         1.00             0.04             (0.04)                -
10/31/97(1)      1.00             0.03             (0.03)                -

TRUST

10/31/01         1.00             0.04             (0.04)                -
10/31/00         1.00             0.06             (0.06)                -
10/31/99         1.00             0.05             (0.05)                -
10/31/98         1.00             0.05             (0.05)                -
10/31/97         1.00             0.05             (0.05)                -


---------------------------
*   Annualized.
**  Not Annualized.
(1) The Fund began offering Retail B Shares on March 6, 1997.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.04, $0.06, $0.04, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2001, 2000, 1999 and 1998 and the period ended October 31, 1997 were $0.04, 0.05, $0.04, $0.04 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.04, $0.06, $0.05, $0.05 and $0.05, respectively.
(B) Calculation does not include the effect of any sales charge for Retail B Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                              ----------------------------------------------------------------------
                                                               RATIO OF NET        RATIO OF NET      RATIO OF NET
                                                                INVESTMENT           OPERATING         OPERATING
            NET ASSET                          NET ASSETS          INCOME             EXPENSES          EXPENSES
              VALUE                              END OF           INCLUDING           INCLUDING         EXCLUDING
             END OF            TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
             PERIOD          RETURN(B)          (IN 000S)          WAIVER              WAIVER            WAIVER
             ------          ---------        ------------    ----------------     ---------------   ---------------
RETAIL A
10/31/01      $1.00             4.40%            $3,140,116         4.28%                0.62%              0.66%
10/31/00       1.00             5.77%             2,785,840         5.65%                0.63%              0.69%
10/31/99       1.00             4.54%             2,434,662         4.45%                0.65%              0.69%
10/31/98       1.00             5.04%             2,139,213         4.94%                0.67%              0.71%
10/31/97       1.00             4.93%             1,877,889         4.85%                0.69%              0.73%


RETAIL B
10/31/01       1.00             3.60%                 7,681         3.50%                1.40%              1.46%
10/31/00       1.00             5.01%                 2,325         4.93%                1.35%              1.46%
10/31/99       1.00             3.85%                 2,485         3.81%                1.29%              1.41%
10/31/98       1.00             4.33%                 1,607         4.26%                1.35%              1.39%
10/31/97(1)    1.00             2.66%**                 749         4.27%*               1.38%*             1.42%*


TRUST
10/31/01       1.00             4.56%             2,549,240         4.44%                0.46%              0.50%
10/31/00       1.00             5.95%             1,999,243         5.82%                0.46%              0.51%
10/31/99       1.00             4.72%             1,679,875         4.62%                0.48%              0.52%
10/31/98       1.00             5.23%             1,262,900         5.12%                0.49%              0.53%
10/31/97       1.00             5.13%             1,138,185         5.04%                0.50%              0.54%


--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              INCOME FROM
                              INVESTMENT            LESS
                              OPERATIONS          DIVIDENDS
                              -----------        -----------

              NET ASSET                           DIVIDENDS        NET INCREASE
                VALUE             NET             FROM NET          (DECREASE)
              BEGINNING       INVESTMENT         INVESTMENT           IN NET
              0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
              ---------       -----------        -----------        -----------
RETAIL A
10/31/01         $1.00            $0.04            $(0.04)              $ -
10/31/00          1.00             0.05             (0.05)                -
10/31/99          1.00             0.04             (0.04)                -
10/31/98          1.00             0.05             (0.05)                -
10/31/97          1.00             0.05             (0.05)                -

Trust

10/31/01          1.00             0.04             (0.04)                -
10/31/00          1.00             0.06             (0.06)                -
10/31/99          1.00             0.04             (0.04)                -
10/31/98          1.00             0.05             (0.05)                -
10/31/97          1.00             0.05             (0.05)                -

--------------------------
(A) Net investment income per share bfore reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.04, $0.05, $0.04, $0.05 and $0.05, respectively. Net invstment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.04,
    $0.06, $0.04, $0.05 and $0.05 respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                              ----------------------------------------------------------------------
                                                               RATIO OF NET        RATIO OF NET      RATIO OF NET
                                                                INVESTMENT           OPERATING         OPERATING
            NET ASSET                          NET ASSETS          INCOME             EXPENSES          EXPENSES
              VALUE                              END OF           INCLUDING           INCLUDING         EXCLUDING
             END OF            TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
             PERIOD          RETURN(B)          (IN 000S)          WAIVER              WAIVER            WAIVER
             ------          ---------        ------------    ----------------     ---------------   ---------------
RETAIL A
10/31/01     $1.00             4.30%            $357,902            4.25%                 0.67%             0.68%
10/31/00      1.00             5.61%             333,272            5.44%                 0.68%             0.69%
10/31/99      1.00             4.39%             348,758            4.32%                 0.69%             0.71%
10/31/98      1.00             4.94%             352,799            4.84%                 0.70%             0.71%
10/31/97      1.00             4.85%             350,513            4.74%                 0.71%             0.72%

TRUST

10/31/01      1.00             4.47%             578,193            4.41%                 0.51%             0.52%
10/31/00      1.00             5.78%             528,502            5.61%                 0.51%             0.52%
10/31/99      1.00             4.58%             592,305            4.50%                 0.51%             0.53%
10/31/98      1.00             5.15%             722,476            5.03%                 0.51%             0.52%
10/31/97      1.00             5.06%             630,859            4.94%                 0.51%             0.52%





                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              INCOME FROM
                              INVESTMENT            LESS
                              OPERATIONS          DIVIDENDS
                              -----------        -----------

              NET ASSET                           DIVIDENDS        NET INCREASE
                VALUE             NET             FROM NET          (DECREASE)
              BEGINNING       INVESTMENT         INVESTMENT           IN NET
              0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
              ---------       -----------        -----------        -----------
RETAIL A
10/31/01        $1.00            $0.04             $(0.04)            $  -
10/31/00         1.00             0.05              (0.05)               -
10/31/99         1.00             0.04              (0.04)               -
10/31/98         1.00             0.05              (0.05)               -
10/31/97         1.00             0.05              (0.05)               -

Trust

10/31/01         1.00             0.04              (0.04)               -
10/31/00         1.00             0.05              (0.05)               -
10/31/99         1.00             0.04              (0.04)               -
10/31/98         1.00             0.05              (0.05)               -
10/31/97         1.00             0.05              (0.05)               -


---------------------------
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.04, $0.05, $0.04, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administratorfor Trust Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.04,
    $0.05, $0.04, $0.05 and $0.05, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                              ----------------------------------------------------------------------
                                                               RATIO OF NET        RATIO OF NET      RATIO OF NET
                                                                INVESTMENT           OPERATING         OPERATING
            NET ASSET                          NET ASSETS         INCOME             EXPENSES          EXPENSES
              VALUE                              END OF          INCLUDING           INCLUDING         EXCLUDING
             END OF            TOTAL             PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
             PERIOD           RETURN           (IN 000S)          WAIVER              WAIVER            WAIVER
             ------          ---------        ------------    ----------------     ---------------   ---------------
RETAIL A
10/31/01     $1.00              4.16%          $894,962             3.99%                0.62%            0.62%
10/31/00      1.00              5.26%           544,741             5.17%                0.65%            0.65%
10/31/99      1.00              4.14%           584,364             4.06%                0.67%            0.67%
10/31/98      1.00              4.73%           559,053             4.63%                0.68%            0.68%
10/31/97      1.00              4.67%           585,969             4.58%                0.69%            0.70%

TRUST

10/31/01      1.00              4.31%           885,644             4.13%                0.48%            0.48%
10/31/00      1.00              5.42%           510,815             5.33%                0.49%            0.49%
10/31/99      1.00              4.30%           459,792             4.22%                0.51%            0.51%
10/31/98      1.00              4.90%           429,645             4.80%                0.51%            0.51%
10/31/97      1.00              4.85%           393,175             4.75%                0.52%            0.53%


--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              INCOME FROM
                              INVESTMENT            LESS
                              OPERATIONS          DIVIDENDS
                              -----------        -----------

              NET ASSET                           DIVIDENDS        NET INCREASE
                VALUE             NET             FROM NET          (DECREASE)
              BEGINNING       INVESTMENT         INVESTMENT           IN NET
              0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
              ---------       -----------        -----------        -----------
RETAIL A
10/31/01        $1.00            $0.03             $(0.03)            $  -
10/31/00         1.00             0.03              (0.03)               -
10/31/99         1.00             0.02              (0.02)               -
10/31/98         1.00             0.03              (0.03)               -
10/31/97         1.00             0.03              (0.03)               -

Trust

10/31/01         1.00             0.03              (0.03)               -
10/31/00         1.00             0.03              (0.03)               -
10/31/99         1.00             0.03              (0.03)               -
10/31/98         1.00             0.03              (0.03)               -
10/31/97         1.00             0.03              (0.03)               -


-----------------------
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.03, $0.03, $0.02, $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.03, $0.03, $0.03, $0.03 and $0.03, respetively.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                         ----------------------------------------------------------------------
                                                          RATIO OF NET        RATIO OF NET      RATIO OF NET
                                                           INVESTMENT           OPERATING         OPERATING
            NET ASSET                     NET ASSETS         INCOME             EXPENSES          EXPENSES
              VALUE                         END OF          INCLUDING           INCLUDING         EXCLUDING
             END OF         TOTAL           PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
             PERIOD        RETURN         (IN 000S)          WAIVER               WAIVER            WAIVER
             ------       ---------      ------------    ----------------     ---------------   ---------------
RETAIL A
10/31/01     $1.00          2.63%          $  289,155          2.58%                0.59%            0.62%
10/31/00      1.00          3.33%             215,914          3.39%                0.62%            0.64%
10/31/99      1.00          2.53%             160,057          2.51%                0.66%            0.66%
10/31/98      1.00          2.89%             164,340          2.85%                0.67%            0.67%
10/31/97      1.00          2.95%             151,907          2.92%                0.68%            0.69%

TRUST

10/31/01      1.00          2.77%           1,487,635          2.71%                0.46%            0.49%
10/31/00      1.00          3.46%           1,276,445          3.52%                0.49%            0.51%
10/31/99      1.00          2.67%             556,137          2.65%                0.52%            0.52%
10/31/98      1.00          3.03%             227,176          2.99%                0.53%            0.53%
10/31/97      1.00          3.10%             169,316          3.05%                0.53%            0.53%




--------------------------------------------------------------------------------
CONNECTICUT MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGOUT EACH PERIOD

                              INCOME FROM
                              INVESTMENT            LESS
                              OPERATIONS          DIVIDENDS
                              -----------        -----------

              NET ASSET                           DIVIDENDS        NET INCREASE
                VALUE             NET             FROM NET          (DECREASE)
              BEGINNING       INVESTMENT         INVESTMENT           IN NET
              0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
              ---------       -----------        -----------        -----------
RETAIL A
10/31/01         $1.00            $0.02            $(0.02)              $  -
10/31/00          1.00             0.03             (0.03)                 -
10/31/99          1.00             0.02             (0.02)                 -
10/31/98          1.00             0.03             (0.03)                 -
10/31/97          1.00             0.03             (0.03)                 -

----------------------------
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.02, $0.03,
    $0.02, $0.03 and $.03, respectively.


                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                         ----------------------------------------------------------------------
                                                          RATIO OF NET        RATIO OF NET      RATIO OF NET
                                                           INVESTMENT           OPERATING         OPERATING
            NET ASSET                     NET ASSETS         INCOME             EXPENSES          EXPENSES
              VALUE                         END OF          INCLUDING           INCLUDING         EXCLUDING
             END OF         TOTAL           PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
             PERIOD        RETURN         (IN 000S)          WAIVER               WAIVER            WAIVER
             ------       ---------      ------------    ----------------     ---------------   ---------------
RETAIL A
10/31/01     $1.00           2.39%          $273,925           2.36%                0.62%            0.62%
10/31/00      1.00           3.21%           262,149           3.17%                0.62%            0.64%
10/31/99      1.00           2.47%           243,051           2.44%                0.62%            0.65%
10/31/98      1.00           2.87%           165,186           2.83%                0.62%            0.65%
10/31/97      1.00           2.94%           137,095           2.91%                0.60%            0.65%


--------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              INCOME FROM
                              INVESTMENT            LESS
                              OPERATIONS          DIVIDENDS
                              -----------        -----------

              NET ASSET                           DIVIDENDS        NET INCREASE
                VALUE             NET             FROM NET          (DECREASE)
              BEGINNING       INVESTMENT         INVESTMENT           IN NET
              0F PERIOD       INCOME (A)           INCOME           ASSET VALUE
              ---------       -----------        -----------        -----------
RETAIL A
10/31/01        $1.00             $0.03            $(0.03)            $  -
10/31/00         1.00              0.03             (0.03)               -
10/31/99         1.00              0.02             (0.02)               -
10/31/98         1.00              0.03             (0.03)               -
10/31/97         1.00              0.03             (0.03)               -


--------------------------
(A) Net investment income per share before reimbursement/waiver of fee by the Investment Advisor and/or its affiliates and/or the Administrator for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.03, $0.03,
    $0.02, $0.03 and $0.03, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                         ----------------------------------------------------------------------
                                                          RATIO OF NET        RATIO OF NET      RATIO OF NET
                                                           INVESTMENT           OPERATING         OPERATING
            NET ASSET                     NET ASSETS         INCOME             EXPENSES          EXPENSES
              VALUE                         END OF          INCLUDING           INCLUDING         EXCLUDING
             END OF         TOTAL           PERIOD        REIMBURSEMENTS/     REIMBURSEMENTS/   REIMBURSEMENTS/
             PERIOD        RETURN         (IN 000S)          WAIVER               WAIVER            WAIVER
             ------       ---------      ------------    ----------------     ---------------   ---------------
RETAIL A
10/31/01     $1.00           2.59%          $521,739            2.55%               0.59%            0.59%
10/31/00      1.00           3.31%           480,835            3.32%               0.62%            0.63%
10/31/99      1.00           2.50%           241,611            2.48%               0.62%            0.65%
10/31/98      1.00           2.86%           127,922            2.81%               0.62%            0.68%
10/31/97      1.00           2.92%            80,966            2.90%               0.61%            0.69%


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"),as an open-end management investment company. As of the date of this report, the Trust offered forty managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market Fund, Government Money Market Fund (formerly, Government Fund), U.S. Treasury Money Market Fund (formerly, U.S. Treasury Fund), Tax-Exempt Money Market Fund (formerly, Tax-Exempt Fund), Connecticut Municipal Money Market Fund and Massachsetts Municipal Money Market Fund (individually, a "Fund," and collectively, the "Funds") only.

   The Money Market Fund is authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). The Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds are authorized to issue two series of shares (Trust Shares and Retail A Shares). The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds are authorized to issue one series of shares (Retail A Shares). Trust Shares, Retail A Shares and Retail B Shares are substantially the same, except: (i) Retail B Shares are subject to a maximum 5.00% (5.50% with respect to Retail B Shares issued in connection with The Pillar Funds reorganization) contingent deferred sales charge, and (ii) each series of shares bears the following series-specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Retail B Shares of the Money Market Fund purchased prior to January 1, 2001 will automatically convert to Retail A Shares of such Fund six years after the date of purchase, Retail B Shares of the Money Market Fund purchased on or after January 1, 2001 will automatically convert to Retail A Shares of such Fund eight years after the date of purchase, and Retail B Shares of the Money Market Fund acquired in connection with The Pillar Funds reorganization will automatically convert to Retail A Shares of such Fund eight years after the date of purchase of the Pillar Fund Class B Shares held prior to the reorganization. Prior to June 26, 2001, the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds were authorized to offer an additional series of shares (BKB Shares). On June 26, 2001, BKB Shares of the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds were converted into Retail A Shares of the same Fund upon a finding by the Board of Trustees of the Trust at a meeting held on May 31, 2001 that such conversion was in the best interest of shareholders of BKB Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial stateents.

   PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in other mutual funds are valued at net asset value.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

   INCOME RECOGNITION: In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide").The Guide, which is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, will require investment companies to amortize premiums and discounts on fixed income securities. The Trust currently amortizes premium and discounts on money market securities. Accordingly, the adoption of the Guide will have no significant effect on the Funds' financial statements.

   DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from acconting principles generally accepted in the United States.

   FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distibut-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

ing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

   REPURCHASE AGREEMENTS: Each Fund, except the U.S. Treasury Money Market Fund, may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer ther uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral equirements as discussed above.

   EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

   In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICES AND OTHER FEES

   The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the following annual rates: with respect to the Money Market, Government Money Market and Tax-Exempt Money Market Funds, 0.40% of the average daily net assets of each Fund, and with respect to the U.S. Treasury Money Market, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, 0.40% of the first $750,000,000 of the average daily net assets of each Fund plus 0.35% of the average daily net assets of each Fund in excess of $750,000,000. The Trust has been advised by the Investmnt Advisor that, with respect to the Money Market, Government Money Market and Tax-Exempt Money Market Funds, the Investment Advisor intends to waive advisory fees payable to it by each Fund by 0.05% to the extent that a Fund's average daily net assets exceed $750,000,000.
(See Note 4)

   The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. Prior to May 31, 2001, PFPC Inc. received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion.

   Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-ownd subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all the outstanding stock of First Data Investor Services Group, Inc. As part of that transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

   In addition, PFPC Inc. also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

   PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

   The Trust has adopted shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to instiutions (including and currently limited to Fleet Bank and its affiliates), which provide administrative and support services to their customers who beneficially own Retail A Shares at an aggregate annual rate not to exceed 0.25% of the average daily net asets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of the Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.10% of the average daily net assets of the outstanding Retail A Shares beneficially owned by such customers.

   The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Money Mrket Fund. Under the 12b-1 Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support servics are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares. The fees paid for sharholder liaison and administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares owned of record or beneficially by cusomers of institutions. The Trust is currently limiting the Money Market Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.10% of the average daily net assets of Retail B Shares owned of record or beneficially by customers of institutions. For the year ended October 31, 2001, the Funds paid fees under the Services Plan and 12b-1 Plan as follows:

                                   SERVICES        12B-1            PLAN
FUND                                 PLAN         SERVICES       DISTRIBUTION
----                                 ----         --------       ------------
Money Market Fund .............  $ 2,909,354       $  3,477         $  24,228
Government
Money Market Fund .............     337,056              -                 -
U.S. Treasury
Money Market Fund .............     606,677              -                 -
Tax-Exempt
Money Market Fund .............     223,192              -                 -
Connecticut Municipal
Money Market Fund .............     285,069              -                 -
Massachusetts Municipal
Money MarketFund ..............     413,776              -                 -

   The Trust adopted a shareholder services plan (the "BKB Plan") with respect to BKB Shares of the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds. The BKB Plan provided compensation to institutions (including Fleet Bank and its affiliates), which provided administrative and support services to their customers who beneficially owned BKB Shares at an aggregate annual rate not to exceed 0.25% of the average daily net assets of the outstanding BKB Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, had limited fees payable under the BKB Plan with respect to each Fund to an annual aggregate rate not to exceed 0.10% of the average daily net assets of the outstanding BKB Shares beneficially owned by such customers. On June 26, 2001, BKB Shares of the Funds were converted into Retail A Shares of the same Fund. For the period November 1, 2000 through June 26, 2001, the Funds paid fees under the BKB Plan as fllows:

                                         BKB
FUND                                     PLAN
----                                     ----
Money Market Fund ...................   $ 54,337
U.S. Treasury Money Market Fund .....    105,454
Tax-Exempt Money Market Fund ........     34,027

   Retail A Shares, Retail B Shares, Trust Shares and BKB Shares of a Fund bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. Trust Shares of the Funds (except the Tax-Exempt Money Market Fund) also bear additional transfer agency fees in order to compensate PFPC Inc. for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. On June 26, 2001, BKB Shares of the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds were converted to Retail A Shares of the same Fund. For the year ended October 31, 2001 (the period November 1, 2000 through June 26, 2001 with respect to BKB Shares), transfer agent charges for each series were as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

FUND                          RETAIL A    RETAIL B       TRUST         BKB
----                          --------    --------       -----         ---
Money Market Fund ......... $ 2,185,918   $  7,946    $  119,466   $  74,345
Government
Money Market Fund .........     266,762         --        57,653          --
U. S. Treasury
Money Market Fund .........     391,228         --         9,814     141,675
Tax-Exempt
Money Market Fund .........      71,543         --            42      13,974
Connecticut Municipal
Money Market Fund .........      22,678         --            --          --
Massachusetts Municipal
Money Market Fund .........      18,480         --            --          --

   Certain offices of the Trust are officers of PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fud ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to September 8, 2000, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

   Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

   Expenses for the year ended October 31, 2001 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust

4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

   The Investment Advisor and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The Investment Advisor and/or its affiliates and/or the Administrator, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the year ended October 31, 2001, the Investment Advisor and/or its affiliates and/or the Administrator waived fees and/or reimbursed expenses with respect to the Funds in the following amounts:

FUND                                      FEES WAIVED
----                                      -----------
Money Market Fund ....................   $  2,350,796
Government Mone Market Fund ..........         68,521
U.S. Treasury Money Market Fund ......          8,795
Tax-Exempt Money Market Fund .........        484,448
Connecticut Municipal
Money Market Fund ....................          8,789
Massachusetts Municipal
Money Market Fund ....................          8,789

FUND                                      EXPENSES REIMBURSED
----                                      -------------------
Money Market Fund ....................   $        500
U.S. Treasury Money Market Fund ......         39,653
Tax-Exempt Money Market Fund .........         21,581

5. SHARES OF BENEFICIAL INTEREST

   The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty-six classes of shares, each consisting of one or more series.

   Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Reail A Shares of a Fund bear the expense of payments under the Services Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, BKB Shares of a Fund bear the expense of payments under the BKB Plan and Retail A Shares, Retail B Shres, Trust Shares and BKB Shares of a Fund each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees. On June 26, 2001, BKB Shares of the Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds were converted into Retail A Shares of the same Fund.

   Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6. CONCENTRATION OF CREDIT

   The Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund invest primarily in debt obligations issued by the State of Connecticut and the Commonwealth of Massachusetts, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Such Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal funds that are not concentrate in these issuers to the same extent.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

7. ACQUISITION OF BOSTON 1784 FUNDS

   At a meeting held on January 25, 2000, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Boston 1784 Agreement") providing for the acquisition of the Boston 1784 Funds by the Trust. Pursuant to the Boston 1784 Agreement, (i) all of the assets and liabilities of the Boston 1784 Prime Money Market Fund were transferred to the Galaxy Money Market Fund in exchange for 7,621,993 Trust Shares and 163,951,222 BKB Shares of the Galaxy Money Market Fund, (ii) all of the assets and liabilities of the Boston 1784 U.S. Treasury Money Market Fund were transferred to the Galaxy U.S. Treasury Fund (now known as he Galaxy U.S. Treasury Money Market Fund) in exchange for 326,516,384 BKB Shares of the Galaxy U.S. Treasury Fund, and (iii) all of the assets and liabilities of the Boston 1784 Tax-Free Money Market Fund were transferred to the Galaxy Tax-Exempt Fund (now known as the Galaxy Tax-Exempt Money Market Fund) in exchange for 736,971,362 Trust Shares and 141,143,410 BKB Shares of the Galaxy Tax-Exempt Fund. In related transactions, the assets and liabilities of the other Boston 1784 Fund portfolios were transfrred to corresponding Galaxy portfolios in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on June 26, 2000, following the approval of the reorganiation by Boston 1784 Fund shareholders. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share associated with the transaction:



                                                  BEFORE                            AFTER
                                                ACQUISITION                      ACQUISITION
                                   --------------------------------------     -----------------
                                       GALAXY              BOSTON 1784             GALAXY
                                    MONEY MARKET           PRIME MONEY          MONEY MARKET
                                        FUND               MARKET FUND              FUND
                                  -----------------     -----------------     -----------------
Net Assets ...................    $   4,362,446,242     $     171,532,497     $   4,533,978,739
Shares Outstanding ...........        4,362,211,457           171,573,215         4,533,784,672
Net Asset Value per share ....    $            1.00     $            1.00     $            1.00

                                                  BEFORE                            AFTER
                                                ACQUISITION                      ACQUISITION
                                  ---------------------------------------     -----------------
                                       GALAXY              BOSTON 1784             GALAXY
                                    U.S. TREASURY         U.S. TREASURY         U.S. TREASURY
                                        FUND            MONEY MARKET FUND           FUND
                                  -----------------     -----------------     -----------------
Net Assets ...................    $   1,047,416,987     $     326,518,379       $ 1,373,935,366
Shares Outstanding ...........        1,047,070,602           326,516,384         1,373,586,986
Net Asset Value, per share ...    $            1.00     $            1.00       $          1.00

                                                  BEFORE                            AFTER
                                                ACQUISITION                      ACQUISITION
                                  ---------------------------------------     -----------------
                                       GALAXY              BOSTON 1784             GALAXY
                                     TAX-EXEMPT             TAX-FREE             TAX-EXEMPT
                                        FUND            MONEY MARKET FUND           FUND
                                  -----------------     -----------------     -----------------
Net Assets                        $     595,282,334     $     878,000,736       $ 1,473,283,070
Shares Outstanding                      595,433,357           878,114,772         1,473,548,129
Net Asset Value, per shae         $            1.00     $            1.00       $          1.00



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

8. ACQUISITION OF THE PILLAR FUNDS

   At a meeting held on March 1, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Pillar Agreement") providing for the acquisition of The Pillar Funds by the Trust. Pursuant to the Pillar Agreement, (i) all of the assets and liabilities of the Pillar Prime Obligation Money Market Fund were transferred to the Galaxy Money Market Fund in exchange for 4,048,47 Retail A Shares, 2,604,607 Retail B Shares and 516,981,858 Trust Shares of the Galaxy Money Market Fund, (ii) all of the assets and liabilities of the Pillar U.S. Treasury Securities Money Market Fund were transferred to the Galaxy U.S. Treasury Money Market Fund in exchange for 1,580,340 Retail A Shares and 231,412,568 Trust Shares of the Galaxy U.S. Treasury Money Market Fund, (iii) all of the assets and liabilities of the Pillar Tax-Exempt Money Market Fund were transferred to the Galaxy Tax-Exempt Money Market Fund in exchange for 1,266,338 Retail A Shares and 111,039,924 Trust Shares of the Galaxy Tax-Exempt Money Market Fund. In related transactions, the assets and liabilities of the other Pillar Fund portfolios were transferred to corresponding Galaxy portfolios in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on August 27, 2001, following the approval of the reorganization by Pillar Fund shareholders. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share associated with the transaction:

                                                   BEFORE                           AFTER
                                                ACQUISITION                      ACQUISITION
                                  ---------------------------------------     -----------------
                                      GALAXY               PILLAR PRIME            GALAXY
                                    MONEY MARKET        OBLIGATION MONEY         MONEY MARKET
                                       FUND                MARKET FUND              FUND
                                  -----------------     -----------------     -----------------
Net Assets ...................    $   5,746,712,484     $     523,399,896     $   6,270,112,380
Shares Outstanding ...........        5,746,504,561           523,634,952         6,270,139,513
Retail A/Class A
Net Asset Value, per share ...    $            1.00     $            1.00     $            1.00
Retail B/Class B
Net Asset Value, per share ...    $            1.00     $            1.00     $            1.00
Trust/Class I
Net Asset Value, per share ...    $            1.00     $            1.00     $            1.00

                                                   BEFORE                           AFTER
                                                ACQUISITION                      ACQUISITION
                                  ---------------------------------------     -----------------
                                      GALAXY               PILLAR  U.S.            GALAXY
                                    U.S. TREASURY      TREASURY SECURITIES      U.S. TREASURY
                                       FUND              MARKET FUND FUND           FUND
                                  -----------------     -----------------     -----------------
Net Assets ...................    $   1,627,084,050     $     232,763,984     $   1,859,848,034
Shares Outstanding ...........        1,626,651,872           232,992,908         1,859,644,780
Retail A/Class A
Net Asset Value, per share ...    $            1.00     $            1.00     $            1.00
Trust/Class I
Net Asset Value, per share ...    $            1.00     $            1.00     $            1.00


                                                   BEFORE                           AFTER
                                                ACQUISITION                      ACQUISITION
                                  ---------------------------------------     -----------------
                                      GALAXY               PILLAR  U.S.            GALAXY
                                     TAX-EXEMPT             TAX-EXEMPT           TAX-EXEMPT
                                  MONEY MARKET FUND     MONEY MARKET FUND     MONEY MARKET FUND
                                  -----------------     -----------------     -----------------
Net Assets ...................    $   1,687,427,375     $     112,254,264     $   1,799,681,639
Shares Outstanding ...........        1,687,692,435           112,306,262         1,799,998,697
Retail A/Class A
Net Asset Value, per hare ....    $            1.00     $            1.00     $            1.00
Trust/Class I
Net Asset Value, per share ...    $            1.00     $            1.00     $            1.00


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

9. CAPITAL LOSS CARRYFORWARDS

   At October 31, 2001, the following Funds had capital loss carryforwards:

FUND                           AMOUNT     EXPIRATION
----                          --------   ------------
Tax-Exempt
Money Market Fund ..........  $120,301         2002
                               107,714         2003
                                17,298         2004
                                   291         2006
                                    85         2009

Connecticut Municipal
Money Market Fund ..........     6,619         2002
                                   817         2004

Massachusetts Municipal
Money Market Fund ..........        31         2002
                                12,416         2004

   The availablility of a portion of these capital loss carryforwards, which were acquired on August 20, 2001 in connection with The Pillar Funds reorganization, may be limited in a given year.

10. RECLASSIFICATION OF ACCOUNTS

   During the fiscal year ended October 31, 2001, a reclassification was made in the Massachusetts Municipal Money Market Fund's capital account to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2001. Additional adjustments may be needed in subequent reporting periods. This reclassification, which has no impact on the net asset value of the Fund, is primarily attributable to expired capital loss carryforwards. The calculation of net investment income per share in the financial highlights excludes these adjustments.

                                          ACCUMULATED
                                          NET REALIZED
FUND                    PAID-IN CAPITAL   GAIN (LOSS)
----                    ---------------   ------------
Massachusetts Municipal
Money Market Fund ......     (133)             133

11.  TAX INFORMATION (UNAUDITED)

   During the fiscal year ended October 31, 2001, the following Funds earned income from direct obligations of the U.S. Government:

                                     U.S. GOVERNMENT
FUND                                     INCOME
----                                     ------
Money Market Fund ..................      3.43%
Government Money Market Fund .......     36.75%
U.S. Treasury Money Market Fund ....     99.72%
Connecticut Municipal
Money Market Fund ..................      0.04%

   Appropriate tax informtion detailing U.S. Government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

   During the fiscal year ended October 31, 2001, the following Funds earned the following percentage of their income from municipal obligations, which generally qualify as exempt from federal taxation:

FUND                                     INCOME
----                                     ------
Tax-Exempt Money Market Fund .......     99.69%
Connecticut Municipal
Money Market Fund ..................     99.63%
Massachusetts Municipal
Money Market Fund ..................     99.81%

12.  SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

   A Special Meeting of Shareholders of each Fund was held on June 15, 2001, as reconvened on June 22, 2001, July 20, 2001, August 17, 2001, September 7, 2001 and September 26, 2001, at which shareholders voted on the proposals described below. The following were the results of the vote:

A.   PROPOSALS APPROVED BY SHAREHOLDERS

         The following proposals were approved by shareholders:

1. To approve a new Distribution Plan with respect to Retail A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

FUND                      FOR              AGAINST           ABSTAIN
----                 ---------------    -------------     --------------
Connecticut
Municipal Money
Market Fund .......  160,714,295.860    1,991,781.420      1,581,644.610
Massachusetts
Municipal Money
Market Fund .......  266,638,353.070    4,623,128.860     16,537,278.130

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

2. To approve proposed changes to the following fundamental investment limitations:

MONEY MARKET FUND

FUND                        FOR              AGAINST           ABSTAIN
----                   -----------------  ---------------   ----------------
a) borrowing, pledging
and issuance of
senior securities ...  2,687,521,553.591   99,917,806.825    143,721,308.343
b) issuer
concentration .......  2,687,173,564.901  100,265,795.515    143,721,308.343
c) industry
concentration .......  2,687,611,790.741   99,827,569.675    143,721,308.343
d) lending ..........  2,687,373,343.711  100,066,016.705    143,721,308.343
e) underwriting
of securities .......  2,692,055,969.321   95,383,391.095    143,721,308.343
f) real estate
transactions ........  2,686,591,797.781  100,847,562.635    143,721,308.343
g) commodity
transactions ........  2,683,603,773.561  103,835,586.855    143,721,308.343

GOVERNMENT MONEY MARKET FUND

FUND                        FOR              AGAINST           ABSTAIN
----                   -----------------  ---------------   ----------------

a) borrowing, pledging
and issuance of
senior securities ...    396,162,969.715   17,039,357.720     15,672,733.130
b) issuer
concentration .......    396,389,182.015   16,813,144.920     15,672,733.130
c) industry
concentration .......    396,262,919.425   16,939,407.510     15,672,733.130
d) lending ..........    396,406,689.295   16,795,637.640     15,672,733.130
e) underwriting
of securities .......    404,403,534.415    8,798,792.520     15,672,733.130
f) real estate
transactions ........    396,226,758.285   16,975,568.650     15,672,733.130
g) commodity
transactions ........    396,142,549.705   17,059,777.230     15,672,733.130

U.S. TREASURY MONEY MARKET FUND

FUND                        FOR              AGAINST           ABSTAIN
----                   -----------------  ---------------   ----------------
a) borrowing, pleding
and issuance of
senior securities ...    830,240,978.710   38,539,852.350     45,942,817.240
b) issuer
concentration .......    830,230,949.580   38,549,881.480     45,942,817.240
c) industry
concentration .......    830,288,572.090   38,492,258.970     45,942,817.240
d) lending ..........    830,152,388.730   38,628,442.330     45,942,817.240
e) underwriting of
securities ..........    830,793,542.920   38,041,385.070     45,888,720.310
f) real estate
transactions ........    830,152,245.010   38,628,586.050     45,942,817.240
g) commodity
transactions ........    829,863,309.560   38,917,521.500     45,942,817.240

TAX-EXEMPT MONEY MARKET FUND

FUND                        FOR              AGAINST           ABSTAIN
----                   -----------------  ---------------   ----------------
a) borrowing, pledging
and issuance of
senior securities ...  1,241,214,839.170    4,551,075.310      3,049,786.940
b) issuer
concentration .......  1,241,304,031.030    4,461,883.450      3,049,786.940
c) industry
concentration .......  1,241,189,086.960    4,576,827.520      3,049,786.940
d) lending ..........  1,241,473,701.750    4,292,212.730      3,049,786.940
e) underwriting of
securities ..........  1,241,262,381.310    4,503,533.170      3,049,786.940
f) real estate
transactions ........  1,241,324,854.790    4,441,059.690      3,049,786.940
g) commodity
transactions ........  1,241,367,312.650    4,398,601.830      3,049,786.940

CONNECTICUT MUNICIPAL MONEY MARKET FUND

FUND                        FOR              AGAINST           ABSTAIN
----                   -----------------  ---------------   ----------------
a) borrowing, pledging
and issuance of
senior securities ...    161,223,173.140    1,388,335.910      1,676,212.840
b) industry
concentration .......    161,223,173.140    1,388,335.910      1,676,212.840
c) lending ..........    161,223,173.140    1,388,335.910      1,676,212.840
d) underwriting of
securities ..........    161,223,173.140    1,388,335.910      1,676,212.840
e) real estate
transactions ........    161,223,173.140    1,388,335.910      1,676,212.840
f) commodity
transactions ........    161,223,173.140    1,388,335.910      1,676,212.840

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND                        FOR              AGAINST           ABSTAIN
----                   -----------------  ---------------   ----------------
a) borrowing, pledging
and issuance of
senior securities ...    267,322,841.300    2,308,647.200     18,167,271.560
b) industry
concentration .......    267,327,453.250    2,304,035.250     18,167,271.560
c) lending ..........    266,504,155.380    3,127,333.120     18,167,271.560
d) underwriting of
securities ..........    263,837,966.200    5,793,522.300     18,167,271.560
e) real estate
transactons .........    266,504,155.380    3,127,333.120     18,167,271.560
f) commodity
transactions ........    263,837,966.200    5,793,522.300     18,167,271.560

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

3. To approve proposed changes to the following fundamental investment limitations, including a change to make all such limitations non-fundamental:

MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------
a) illiquid securities . 2,699,147,103.206   87,949,175.820    144,064,389.733
b) investment in
foreign securities ..... 2,689,685,956.466   97,410,322.560    144,064,389.733
c) purchasing securities
on margin, short
sales and short
positions .............. 2,697,552,026.876   89,544,252.150    144,064,389.733
d) put, call, straddle
and spread
transactions ........... 2,699,113,534.506   87,982,744.520    144,064,389.733
e) investing in
companies for the
purpose of exercising
management
or control ............. 2,698,196,661.286   88,899,617.740    144,064,389.733
f) purchasing securities
of other investment
companies .............. 2,698,961,486.086   88,165,421.400    144,033,761.273


GOVERNMENT MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------

a) illiquid securities .   394,178,567.635   18,582,467.300     16,114,025.130
b) investment in
foreign securities .....   393,789,392.935   18,971,642.000     16,114,025.130
c) purchasing securities
on margin, short
sales and short
positions ..............   394,144,686.075   18,616,348.860     16,114,025.130
d) put, call, straddle
and spread
transactions ...........   394,193,198.355   18,567,836.580     16,114,025.130
e) investing in
companies for the
purpose of exercising
management
or control .............   394,059,355.125   18,701,699.810     16,114,025.130
f) purchasing securities
of other investment
companies ..............   394,071,917.675   18,689,117.260     16,114,025.130


U.S. TREASURY MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------

a) illiquid securities .   828,989,163.810   39,681,521.600     46,052,962.890
b) investmet in
foreign securities .....   825,865,076.970   42,805,608.440     46,052,962.890
c) purchasing securities
on margin, short
sales and short
positions ..............   828,903,237.040   39,767,448.370     46,052,962.890
d) put, call, straddle
and spread
transactions ...........   829,073,328.250   39,597,357.160     46,052,962.890
e) investing in
companies for the
purpose of exercising
management
or control .............   829,051,965.390   39,618,720.020     46,052,962.890
f) purchasing securities
of other investment
companies ..............   829,184,556.200   39,486,129.200     46,052,962.890

TAX-EXEMPT MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------
a) illiquid securities . 1,239,738,811.340    4,689,705.620      4,387,184.460
b) investment in
foreign securities ..... 1,239,770,451.340    4,658,065.620      4,387,184.460
c) purchasing securities
on margin short
sales and short
positions .............. 1,239,739,574.690    4,688,942.270      4,387,184.460
d) put, call, straddle
and spread
transactions ........... 1,239,792,102.750    4,636,414.210      4,387,184.460
e) investing in
companies for the
purpose of exercising
management
or control ............. 1,239,687,940.350    4,740,576.610      4,387,184.460
f) purchasing securities
of other investment
companies .............. 1,239,829,954.820    4,598,562.140      4,387,184.460

CONNECTICUT MUNICIPAL MONEY MARKET FUND
8
FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------
a) purchasing securities
on margin, short
sales and short
positions ..............   158,336,139.440    4,324,686.630      1,626,895.820

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------
a) purchasing securities
on margin, short
sales and short
positions ..............   263,107,002.450    6,197,762.370     18,493,995.240

4. To approve proposed changes to the following fundamental investment limitations to make all such limitations non-fundamental:

GOVERNMENT MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------

a) investments in
U.S. Government
obligations ............   394,862,694.275   17,892,139.430     16,120,226.360

CONNECTICUT MUNICIPAL MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------
a) issuer
concentration ..........   158,571,559.080    4,165,001.850      1,551,160.960

MASSACHUSETTS MUNICIAL MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------

a) issuer
concentration ..........   266,257,431.690    3,268,622.380     18,272,705.990

5. To approve the elimination of the following fundamental investment limitations:

MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------
a)investment in
money market
instruments ............ 2,701,204,800.521   85,643,309.325    144,312,558.913

TAX-EXEMPT MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------
a) investment in
securities of
unseasoned
issuers ................ 1,239,746,341.810    5,005,355.660      4,064,003.950

CONNECTICUT MUNICIPAL MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------
a) investment in
restricted
securities .............   158,555,501.630    4,159,218.020      1,573,002.240

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------
a) investment in
restricted
secrities ..............   266,431,278.550    3,144,682.660     18,222,798.850

B.  PROPOSALS NOT APPROVED BY SHAREHOLDERS

   The following proposals were not approved by shareholders due to failure to achieve a quorum:

1. To approve a new Distribution Plan with respect to Retail A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

FUND                          FOR              AGAINST           ABSTAIN
----                     -----------------  ---------------   ----------------
Money Market Fund ......   991,055,152.469   75,161,969.790    128,197,098.900
Government
Money Market Fund ......   116,347,638.045    8,392,238.190     15,889,918.050
U.S. Treasury
Money Market Fund ......   176,792,263.720   25,706,453.050     22,738,490.210
Tax-Exempt
Money Market Fund ......    57,951,064.960    2,242,009.440      3,408,963.930

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Galaxy Money Market Fund, Galaxy Government Money Market Fund, Galaxy U.S. Treasury Money Market Fund, Galaxy Tax-Exmpt Money Market Fund, Galaxy Connecticut Municipal Money Market Fund and Galaxy Massachusetts Municipal Money Market Fund (six of the portfolios constituting The Galaxy Fund) (collectively, the "Funds") as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 1998 were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasoable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Galaxy Money Market Fund, Galaxy Government Money Market Fund, Galaxy U.S. Treasury Money Market Fund, Galaxy Tax-Exempt Money Market Fund, Galaxy Connecticut Municipal Money Market Fund and Galaxy Massachusetts Municipal Money Market Fund portfolios of The Galaxy Fund at October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
December 11, 2001

[GRAPHIC OMITTED]
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                                       58
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

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

TRUSTEES AND
PRINCIPAL EXECUTIVE OFFICERS
Dwight E. Vicks, Jr.
CHAIRMAN AND TRUSTEE

John T. O'Neill
PRESIDENT, TREASURER
AND TRUSTEE

Louis DeThomasis,
F.S.C., Ph.D.
TRUSTEE

Kenneth A. Froot
TRUSTEE

Donald B. Miller
TRUSTEE

James M. Seed
TRUSTEE

Bradford S. Wellman
EMERITUS TRUSTEE

William Greilich
VICE PRESIDENT

W. Bruce
McConnel, Esq.
SECRETARY

INVESTMENT ADVISOR
Fleet Investment
Advisors Inc.
100 Federal Street
Boston, MA 02110

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581-5108

AUDITOR
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from PFPC Distributors, Inc. by calling toll-free 1-877-289-4252. Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

This report was printed on recycled paper.

[GRAPHIC OMITTED]
RECYCLE LOGO

[GRAPHIC OMITTED]
GALAXY FUNDS LOGO


4400 Computer Drive
P.O. Box 5108
Westborough, MA 01581-5108


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   PERMIT NO. 105
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